                                     485BPOS
                            Post-Effective Amendment

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 33-64872

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 22                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-7820

     Amendment No. 22                                                 [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering:  July 31, 2002

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on July 31, 2002 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century
Prospectus

INVESTOR CLASS
Large Company Value Fund
Value Fund

INSTITUTIONAL CLASS
Large Company Value Fund
Value Fund

JULY 31, 2002

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]
                [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

This year, you'll notice that we've combined information about Investor Class and Institutional Class shares into one prospectus. It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor Class shares have no up-front or deferred charges, commissions or 12b-1 fees. They are available directly from American Century. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies. The
Institutional Class shares also are available to individuals who meet the minimum investment requirements as outlined in your prospectus.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please visit www.americancentury.com. You'll find information there 24 hours a day, seven days a week that should answer many of your questions. You also may call
1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m.
Central time.

Sincerely,

/s/Mark Killen
Mark Killen
Senior Vice President
American Century Investment Services, Inc.

[RIGHT MARGIN]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the margin.

[graphic of triangle]

This symbol highlights special information and helpful tips.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Large Company Value and Value seek long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Large Company Value and Value, the fund managers look for companies whose stock price is less than they believe the company is worth.
The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The chart below shows the primary differences between the funds. A more detailed description of the funds' investment strategies and risks begins on page 6.

Fund                     Primary Investments
---------------------------------------------------------------------------------
Large Company Value      Equity securities of larger companies
---------------------------------------------------------------------------------
Value                    Equity securities of small, medium and large companies
---------------------------------------------------------------------------------

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

If the market does not consider the individual stocks purchased by the funds to be undervalued, the value of the funds' shares may decline, even if stock prices generally are rising.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth and income from your investment
*  comfortable with the risks associated with the funds' investment strategies
*  comfortable with the funds' short-term price volatility
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for a short period of time
*  not seeking income from an equity investment
*  uncomfortable with short-term volatility in the value of your investment
*  uncomfortable with the risks associated with the funds' investment strategies

[LEFT MARGIN]

[graphic of triangle]

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

LARGE COMPANY VALUE FUND
VALUE FUND

Annual Total Returns(1)

The following bar charts show the performance of the funds' Investor Class shares for each full calendar year in the life of the funds. It indicates the volatility of the funds' historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

LARGE COMPANY VALUE -- INVESTOR CLASS

[data from bar chart]
2001            7.47%
2000            9.68%

(1)  As of June 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date returns was -4.04%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             Highest                      Lowest
--------------------------------------------------------------------------------
Large Company Value          9.25% (4Q 2001)              -9.96 (3Q 2001)
--------------------------------------------------------------------------------

VALUE - INVESTOR CLASS

[data from bar chart]
2001            12.86%
2000            18.27%
1999            -0.80%
1998             4.99%
1997            26.01%
1996            24.25%
1995            32.80%
1994             3.99%

(1)  As of June 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date returns was -3.76%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             Highest                      Lowest
--------------------------------------------------------------------------------
Value                        18.45% (2Q 1999)             -11.00% (3Q 1999)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of the funds' Institutional Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

[right margin]

[graphic of triangle}

The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

                                                                             3

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

The S&P 500 is viewed as a broad measure of U.S. stock performance, while the S&
P 500/BARRA Value Index consists of S&P 500 stocks that have lower price/book ratios and, in general, share other characteristics associated with value stocks. The Lipper Multicap Value Index is an index of multicap value funds that have management styles similar to Value.

Large Company Value's benchmark was changed from the S&P 500/BARRA Value Index to the Russell 1000 Value Index beginning October 2001. The fund's advisor believes the latter index better represents the types of value stocks in which the fund invests.

INVESTOR CLASS

For the calendar year ended December 31, 2001            1 year     5 years   Life of Fund(1)
---------------------------------------------------------------------------------------------
Large Company Value
Return Before Taxes                                      7.47%        N/A      4.96%
Return After Taxes on Distributions                      6.95%        N/A      3.74%
Return After Taxes on Distributions
   and Sale of fund Shares                               4.54%        N/A      3.17%
Russell 1000 Value Index                                -5.59%        N/A     -0.42%
   (reflects no deduction for fees, expenses or taxes)
S&P 500/BARRA Value Index                              -11.71%        N/A     -1.85%
   (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------
Value
Return Before Taxes                                     12.86%      11.86%    14.54%
Return After Taxes on Distributions                     11.63%       8.02%    10.66%
Return After Taxes on Distributions
   and Sale of fund Shares                               7.80%       7.70%    10.05%
Lipper Multicap Value Index                              1.30%       9.73%    12.03%
   (reflects no deduction for fees, expenses or taxes)
S&P 500 Index                                          -11.87%      10.70%    13.60%
   (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------

(1)  The inception dates for the class are Large Company Value,
     July 30, 1999; and Value, September 1, 1993.

INSTITUTIONAL CLASS

For the calendar year ended December 31, 2001  1 year       Life of Fund(1)
--------------------------------------------------------------------------------
Value                                          13.24%       9.19%
Lipper Multicap Value Index                     1.30%       5.83%
S&P 500 Index                                 -11.87%       5.69%
--------------------------------------------------------------------------------

(1) The inception date for the class is July 31, 1997.

[left margin]

[graphic of triangle]

For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

4

FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century
* to reinvest dividends in additional shares
* to exchange into the same class of shares of other American Century funds
* to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
  Maximum Account Maintenance Fee         $25(1)
--------------------------------------------------------------------------------

(1) Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with American
    Century for more details.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                         Management   Distribution and       Other         Total Annual Fund
                         Fee          Service (12b-1) Fees   Expenses(2)   Operating Expenses
----------------------------------------------------------------------------------------------
Investor Class
   Large Company Value   0.90%(1)     None                   0.00%         0.90%
   Value                 1.00%        None                   0.00%         1.00%
----------------------------------------------------------------------------------------------
Institutional Class
   Large Company Value   0.70%(1)     None                   0.00%         0.70%
   Value                 0.80%        None                   0.00%         0.80%
----------------------------------------------------------------------------------------------

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase, and increases as fund assets decrease.

(2) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                          1 year       3 years      5 years       10 years
---------------------------------------------------------------------------
Investor Class
   Large Company Value    $92          $286         $497          $1,104
---------------------------------------------------------------------------
   Value                  $102         $318         $551          $1,219
---------------------------------------------------------------------------
Institutional Class
   Large Company Value    $71          $224         $389          $868
---------------------------------------------------------------------------
   Value                  $82          $255         $443          $987
---------------------------------------------------------------------------

[right margin]

[graphic of triangle]

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

                                                                              5

OBJECTIVES, STRATEGIES AND RISKS

LARGE COMPANY VALUE FUND
VALUE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth. Income is a secondary objective.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone
up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the funds' assets invested in U.S. equity securities at all times.  When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or short-term debt securities. To the extent the funds assume a defensive position, they will not be pursuing their objective of capital growth.
The funds generally limit their purchase of debt securities to investment-grade obligations, except for convertible debt securities which may be rated below investment grade.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

* Large Company Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Value Index.

* Value invests in companies of all sizes. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities.
  Since the fund invests in companies of all sizes on an ongoing basis, it may be best characterized as a multi-capitalization value fund that has historically correlated with mid-cap value indices.

[left margin]

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

[graphic of triangle]

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

6

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

If the market does not consider the individual stocks purchased by a fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the funds' assets in U.S. stocks, the funds may invest in securities of foreign companies.  Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

                                                                               7

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the specific class of shares of each fund. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor
as a Percentage of Average Net Assets for the Most         Investor    Institutional
Recent Fiscal Year Ended March 31, 2002 (except as noted)  Class       Class
--------------------------------------------------------------------------------------
Large Company Value                                        0.90%       0.70%(1)
--------------------------------------------------------------------------------------
Value                                                      1.00%       0.80%
--------------------------------------------------------------------------------------

(1)  August 10, 2001 (commencement of sale) through March 31, 2002. Annualized.

8

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams are identified below.

Large Company Value

MARK MALLON

Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior
Vice President, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in April 1997. From
August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief
Executive Officer of Federated Investment Counseling and Executive Vice
President of Federated Research Corporation since January 1990. Mr. Mallon has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a CFA charterholder.

CHARLES RITTER

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice
President and Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University.
He also has an MBA from the University of Chicago. He is a CFA charterholder.

Value

PHILLIP N. DAVIDSON

Mr. Davidson, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Value since joining American Century in
September 1993. Prior to joining American Century, he spent 11 years at
Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio
Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages Value since October 1996 and Portfolio Manager since February 1999.
He joined American Century in August 1993 as an Investment Analyst. He has a
bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a CFA charterholder.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

[right margin]

[graphic of triangle]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people  who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

                                                                              9

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with  signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. Investor Class shareholders who choose this option are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

INVESTOR CLASS

Investor Relations
1-800-345-2021

Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

INSTITUTIONAL CLASS

Service Representative
1-800-345-3533

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

*Online redemptions up to $25,000 per day.

--------------------------------------------------------------------------------
BY MAIL OR FAX

INVESTOR CLASS

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

INSTITUTIONAL CLASS

P.O. Box 419385
Kansas City, MO 64141-6385

Fax
816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

10

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

AUTOMATICALLY

INVESTOR AND
INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

INVESTOR AND
INSTITUTIONAL CLASS

[graphic of triangle]

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By mail section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)

*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the Open an account wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

                                                                           11

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                   $2,500
--------------------------------------------------------------------------------
Traditional IRA                                       $2,500
--------------------------------------------------------------------------------
Roth IRA                                              $2,500
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)(1)         $2,000
--------------------------------------------------------------------------------
UGMA/UTMA                                             $2,500
--------------------------------------------------------------------------------
403(b)                                                $1,000(2)
--------------------------------------------------------------------------------
Qualified Retirement Plans                            $2,500(3)
--------------------------------------------------------------------------------

(1)  Formerly Education IRA.

(2)  For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(3)  The minimum investment requirements may be different for some types of retirement accounts.

ACCOUNT MAINTENANCE FEE (INVESTOR CLASS)

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.
The Institutional Class does not have an account maintenance fee.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

[right margin]

PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Education Savings Accounts (formerly Education IRAs)
and traditional, Roth and Rollover IRAs. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

12

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange).
Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

[left margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of triangle]

A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

                                                                13

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[left margin]

[graphic of triangle]

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

14

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

The funds pay distributions of substantially all of their income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. They may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[right margin]

GOOD ORDER means that your  instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

                                                                            15

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                       Tax Rate for 10%       Tax Rate for
Type of Distribution                   and 15% Brackets       All Other Brackets
-----------------------------------------------------------------------------------
Short-term capital gains               Ordinary income rate   Ordinary income rate
-----------------------------------------------------------------------------------
Long-term capital gains (1-5 years)    10%                    20%
-----------------------------------------------------------------------------------
Long-term capital gains (> 5 years)     8%                    20%(1)
-----------------------------------------------------------------------------------

(1) The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[left margin]

[graphic of triangle]

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

16

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

                                                                             17

MULTIPLE CLASS INFORMATION

American Century offers four classes of the funds:  Investor Class,
Institutional Class, Advisor Class and C Class. The shares offered by this
Prospectus are Investor Class and Institutional Class shares. Investor Class shares have no up-front or deferred charges, commissions or 12b-1 fees.
Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning Advisor Class or C Class shares, call us at 1-800-345-3533. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

18

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

                                                                            19

LARGE COMPANY VALUE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

Per-Share Data
                                                             2002           2001        2000(1)
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $5.08          $4.59        $5.00
                                                        ----------     -----------     -----------
Income From Investment Operations
  Net Investment Income(2)                                   0.07           0.08         0.05
  Net Realized and Unrealized Gain (Loss)                    0.45           0.48        (0.41)
                                                        ----------     -----------     -----------
  Total From Investment Operations                           0.52           0.56        (0.36)
                                                        ----------     -----------     -----------
Distributions
  From Net Investment Income                                (0.07)         (0.07)       (0.05)
  From Net Realized Gains                                      --             --           --
                                                        ----------     -----------     -----------
  Total Distributions                                       (0.07)         (0.07)       (0.05)
                                                        ----------     -----------     -----------
Net Asset Value, End of Period                              $5.53          $5.08        $4.59
                                                        ==========     ===========     ===========
  Total Return(3)                                           10.20%         12.38%       (7.22)%

Ratios/Supplemental Data
                                                             2002           2001        2000(1)
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            0.90%          0.90%       0.90%(4)
Ratio of Net Investment Income to Average Net Assets         1.34%          1.62%       1.72%(4)
Portfolio Turnover Rate                                        34%            55%            51%
Net Assets, End of Period (in thousands)                   $69,961        $19,348        $12,671

(1)  July 30, 1999 (inception) through March 31, 2000.

(2)  Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

20

VALUE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

Per-Share Data
                                                           2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $6.27       $5.35       $5.77       $7.73        $6.58
                                                        ---------   --------   ----------   ---------   ---------
Income From Investment Operations
  Net Investment Income(1)                                 0.08        0.10        0.09        0.08         0.10
  Net Realized and Unrealized Gain (Loss)                  1.03        0.92       (0.01)      (0.80)        2.35
                                                        ---------   --------   ----------   ---------   ---------
  Total From Investment Operations                         1.11        1.02        0.08       (0.72)        2.45
                                                        ---------   --------   ----------   ---------   ---------
Distributions
  From Net Investment Income                              (0.08)      (0.10)      (0.09)      (0.09)      (0.10)
  From Net Realized Gains                                 (0.11)          --      (0.41)      (1.15)      (1.20)
                                                        ---------   --------   ----------   ---------   ---------
  Total Distributions                                     (0.19)      (0.10)      (0.50)      (1.24)      (1.30)
                                                        ---------   --------   ----------   ---------   ---------
Net Asset Value, End of Period                            $7.19       $6.27       $5.35       $5.77        $7.73
                                                        =========   ========   ==========   =========   =========
Total Return(2)                                           17.96%      19.20%       1.42%     (9.88)%      39.94%

Ratios/Supplemental Data
                                                           2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.00%       1.00%       1.00%       1.00%       1.00%
Ratio of Net Investment Income to Average Net Assets       1.11%       1.71%       1.48%       1.19%       1.38%
Portfolio Turnover Rate                                     151%        150%        115%        130%        130%
Net Assets, End of Period (in thousands)              $2,068,901  $1,532,113  $1,388,646  $1,719,367  $2,713,562

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

                                                                            21

LARGE COMPANY VALUE FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

Per-Share Data
                                                              2002(1)
---------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $5.44
                                                             --------
Income From Investment Operations
  Net Investment Income(2)                                     0.06
  Net Realized and Unrealized Gain                             0.08
                                                            ---------
  Total From Investment Operations                             0.14
                                                            ---------
Distributions
  From Net Investment Income                                  (0.05)
  From Net Realized Gains                                        --
                                                            ---------
  Total Distributions                                         (0.05)
                                                            ---------
Net Asset Value, End of Period                                $5.53
                                                            =========
  Total Return(3)                                              2.69%

Ratios/Supplemental Data
                                                             2002(1)
---------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          0.70% (4)
Ratio of Net Investment Income to Average Net Assets       1.74% (4)
Portfolio Turnover Rate                                       34%(5)
Net Assets, End of Period (in thousands)                     $2,632

(1) August 10, 2001 (commencement of sale) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2002.

22

VALUE FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

Per-Share Data
                                                          2002       2001       2000       1999      1998(1)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $6.27      $5.36      $5.78      $7.73       $7.84
                                                       --------   --------   ---------  ---------   ---------
Income From Investment Operations
  Net Investment Income(2)                                0.09       0.11       0.10       0.10        0.15
  Net Realized and Unrealized Gain (Loss)                 1.04       0.91      (0.01)     (0.80)       1.02
                                                       --------   --------   ---------  ---------   ---------
  Total From Investment Operations                        1.13       1.02       0.09      (0.70)       1.17
                                                       --------   --------   ---------  ---------   ---------
Distributions
  From Net Investment Income                             (0.09)     (0.11)     (0.10)     (0.10)      (0.08)
  From Net Realized Gains                                (0.11)         --     (0.41)     (1.15)      (1.20)
                                                       --------   --------   ---------  ---------   ---------
  Total Distributions                                    (0.20)     (0.11)     (0.51)     (1.25)      (1.28)
                                                       --------   --------   ---------  ---------   ---------
Net Asset Value, End of Period                           $7.20      $6.27      $5.36      $5.78       $7.73
                                                       ========   ========   =========  =========   =========
  Total Return(3)                                        18.19%     19.24%      1.65%     (9.52)%     17.14%

Ratios/Supplemental Data
                                                          2002       2001       2000       1999      1998(1)
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.80%      0.80%      0.80%      0.80%    0.80%(4)
Ratio of Net Investment Income to Average Net Assets      1.31%      1.91%      1.68%      1.39%    2.97%(4)
Portfolio Turnover Rate                                    151%       150%       115%       130%     130%(5)
Net Assets, End of Period (in thousands)               $226,681   $186,987    $95,202    $36,318     $5,944

(1) July 31, 1997 (commencement of sale) through March 31, 1998.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 1998.

                                                                            23

NOTES

24

NOTES

                                                                            25

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Fund Reference                   Fund Code    Ticker     Newspaper Listing
----------------------------------------------------------------------------
Investor Class
    Large Company Value Fund     987          ALVIX      --
    Value Fund                   039          TWVLX      Value
----------------------------------------------------------------------------
Institutional Class
    Large Company Value          487          --         --
----------------------------------------------------------------------------
    Value Fund                   339          AVLIX      Value
----------------------------------------------------------------------------

Investment Company Act File No. 811-7820

[american century logo and text logo (reg. sm)]

AMERICAN CENTURY INVESTMENTS

www.americancentury.com

Investor Class
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575

Institutional Class
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

0207
SH-PRS-30161

Your
American Century
Prospectus

ADVISOR CLASS
Large Company Value Fund
Value Fund

C CLASS
Large Company Value Fund
Value Fund

JULY 31, 2002

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS  COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]

            [american century logo and text logo (reg. sm)]

                               American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

This year, you'll notice that we've combined information about Advisor Class and
C Class shares into one prospectus. Advisor Class and C Class shares are both offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies.

It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please visit www.americancentury.com. You'll find information there 24 hours a day, seven days a week that should answer many of your questions. Or, call your investment professional, who will be happy to assist you.

Sincerely,

/s/W. Gordon Snyder
W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

[right margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the margin.

[graphic of triangle]

This symbol highlights special information and helpful tips.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Large Company Value and Value seek long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Large Company Value and Value, the fund managers look for companies whose stock price is less than they believe the company is worth.
The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The chart below shows the primary differences between the funds. A more detailed description of the funds' investment strategies and risks begins on page 7.

Fund                   Primary Investments
-------------------------------------------------------------------------------
Large Company Value    Equity securities of larger companies
-------------------------------------------------------------------------------
Value                  Equity securities of small, medium and large companies
-------------------------------------------------------------------------------

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

If the market does not consider the individual stocks purchased by the funds to be undervalued, the value of the funds' shares may decline, even if stock prices generally are rising.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth and income from your investment
*  comfortable with the risks associated with the funds' investment strategies
*  comfortable with the funds' short-term price volatility
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for a short period of time
*  not seeking income from an equity investment
*  uncomfortable with short-term volatility in the value of your investment
*  uncomfortable with the risks associated with the funds' investment strategies

[left margin]

[graphic of triangle]

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

LARGE COMPANY VALUE FUND
VALUE FUND

Annual Total Returns(1)

The following bar charts show the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the funds' historical returns from year to year.

LARGE COMPANY VALUE -- ADVISOR CLASS

[data from bar chart]

2001            7.20%

(1)  As of June 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date return was -4.17%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                            Highest                        Lowest
--------------------------------------------------------------------------------
Large Company Value         9.20% (4Q 2001)                -10.01 (3Q 2001)
--------------------------------------------------------------------------------

VALUE -- ADVISOR CLASS

[data from bar chart]

2001               12.58%
2000               18.01%
1999               -0.87%
1998                4.55%
1997               25.73%

(1)  As of June 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date return was -3.90%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                            Highest                        Lowest
--------------------------------------------------------------------------------
Value                       18.20% (2Q 1999)               -10.93% (3Q 1999)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways. Once the funds' C Class shares have a full calendar year's worth of performance, an additional table will show the average annual total returns of the C Class calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

[right margin]

[graphic of triangle]

The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

                                                                              3

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

The S&P 500 is viewed as a broad measure of U.S. stock performance, while the
S&P 500/BARRA Value Index consists of S&P 500 stocks that have lower price/book ratios and, in general, share other characteristics associated with value stocks. The Lipper Multicap Value Index is an index of multicap value funds that have management styles similar to Value.

Large Company Value's benchmark was changed from the S&P 500/BARRA Value Index to the Russell 1000 Value Index beginning October 2001. The fund's advisor believes the latter index better represents the types of value stocks in which the fund invests.

ADVISOR CLASS

For the calendar year ended December 31, 2001              1 year     5 years   Life of Fund(1)
-----------------------------------------------------------------------------------------------
LARGE COMPANY VALUE
Return Before Taxes                                         7.20%     N/A       13.07%
Return After Taxes on Distributions                         6.79%     N/A       12.57%
Return After Taxes on Distributions
   and Sale of fund Shares                                  4.38%     N/A       10.23%
Russell 1000 Value Index                                   -5.59%     N/A       -3.90%(2)
  (reflects no deductions for fees, expenses or taxes)
S&P 500/BARRA Value Index                                 -11.71%     N/A       -10.31%(2)
  (reflects no deductions for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------
VALUE
Return Before Taxes                                        12.58%     11.60%    12.62%
Return After Taxes on Distributions                        11.46%     7.87%     8.46%
Return After Taxes on Distributions
   and Sale of fund Shares                                  7.64%     7.55%     8.18%
Lipper Multicap Value Index                                 1.30%     9.73%     10.93%(3)
  (reflects no deductions for fees, expenses or taxes)
S&P 500 Index                                             -11.87%     10.70%    11.86%(3)
  (reflects no deductions for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------

(1) The inception dates for the class are Large Company Value, October
    26, 2000; and Value, October 2, 1996.

(2) Since October 31, 2000, the date closest to the fund's inception for which data is available.

(3) Since September 30, 1996, the date closest to the fund's inception for which data is available.

[left margin]

[graphic of triangle]

For current performance information, please call us at 1-800-345-3533 or visit us at www.americancentury.com.

4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------------------------------------
C CLASS
   Maximum Deferred Sales Charge (load) (as a percentage of net asset value)   1.00%(1)
----------------------------------------------------------------------------------------

(1)  The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 1.00% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                          Management   Distribution and           Other        Total Annual Fund
                          Fee          Service (12b-1) Fees(1)    Expenses(2)  Operating Expenses
--------------------------------------------------------------------------------------------------
ADVISOR CLASS
    Large Company Value   0.65%(3)     0.50%                      0.00%        1.15%
--------------------------------------------------------------------------------------------------
    Value                 0.75%        0.50%                      0.00%        1.25%
--------------------------------------------------------------------------------------------------
C CLASS
    Large Company Value   0.90%(3)     1.00%                      0.00%        1.90%
--------------------------------------------------------------------------------------------------
    Value                 1.00%        1.00%                      0.00%        2.00%
--------------------------------------------------------------------------------------------------

(1)  The 12b-1 fee is designed to permit investors to purchase Advisor Class and
     C Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 18.

(2)  Other expenses, which include the fees and expenses of the funds'
     independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

(3)  The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase, and increases as fund assets decrease.

[right margin]

[graphic of triangle]

When purchasing through a financial intermediary you may be charged a fee.

                                                                             5

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 year    3 years   5 years    10 years
----------------------------------------------------------------------
ADVISOR CLASS
    Large Company Value    $117      $364      $630       $1,390
----------------------------------------------------------------------
    Value                  $127      $395      $683       $1,503
----------------------------------------------------------------------
C CLASS
    Large Company Value    $295      $593      $1,019     $2,202
----------------------------------------------------------------------
    Value                  $305      $623      $1,069     $2,305
----------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                           1 year     3 years    5 years     10 years
----------------------------------------------------------------------
C CLASS
    Large Company Value    $192       $593       $1,019      $2,202
----------------------------------------------------------------------
    Value                  $202       $623       $1,069      $2,305
----------------------------------------------------------------------

[left margin]

[graphic of triangle]

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

6

OBJECTIVES, STRATEGIES AND RISKS

LARGE COMPANY VALUE FUND
VALUE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth. Income is a secondary objective.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone
up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the funds' assets invested in U.S. equity securities at all times. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or short-term debt securities. To the extent the funds assume a defensive position, they will not be pursuing their objective of capital growth.
The funds generally limit their purchase of debt securities to investment-grade obligations, except for convertible debt securities which may be rated below investment grade.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

* Large Company Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Value Index.

* Value invests in companies of all sizes. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities.
  Since the fund invests in companies of all sizes on an ongoing basis, it may be best characterized as a multi-capitalization value fund that has historically correlated with mid-cap value indices.

[right margin]

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

[graphic of triangle]

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

                                                                             7

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

If the market does not consider the individual stocks purchased by a fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the funds' assets in U.S. stocks, the funds may invest in securities of foreign companies.  Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

8

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the specific class of shares of each fund. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.

Out of each fund's fee, the advisor paid all expenses of managing and operating that  fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties  who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor
as a Percentage of Average Net Assets for the Most
Recent Fiscal Year Ended March 31, 2002 (except as noted)      Advisor     C Class
------------------------------------------------------------------------------------
Large Company Value                                            0.65%       0.90%(1)
------------------------------------------------------------------------------------
Value                                                          0.75%       1.00%(1)
------------------------------------------------------------------------------------

(1)  November 7, 2001 (commencement of sale) and June 4, 2001 (commencement of sale) for Large Company Value and Value respectively, through March 31,
     2002. Annualized.

                                                                             9

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams are identified below.

Large Company Value

MARK MALLON

Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior
Vice President, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in April 1997. From
August 1978  until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief
Executive Officer of Federated Investment Counseling and Executive Vice
President of Federated Research Corporation since January 1990. Mr. Mallon has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a CFA charterholder.

CHARLES RITTER

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice
President and Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University.
He also has an MBA from the University  of Chicago. He is a CFA charterholder.

Value

PHILLIP N. DAVIDSON

Mr. Davidson, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Value since joining American Century in
September 1993.  Prior to joining American Century, he spent 11 years at
Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio
Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages Value since October 1996 and Portfolio Manager since February 1999.
He joined American Century in August 1993 as an Investment Analyst. He has a
bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a CFA charterholder.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

[left margin]

[graphic of triangle

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

10

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS AND C CLASS SHARES

The Advisor Class and C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                      $2,500
--------------------------------------------------------------------------------
Traditional IRA                                          $2,500
--------------------------------------------------------------------------------
Roth IRA                                                 $2,500
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)(1)            $2,000
--------------------------------------------------------------------------------
UGMA/UTMA                                                $2,500
--------------------------------------------------------------------------------
403(b)                                                   $1,000(2)
--------------------------------------------------------------------------------
Qualified Retirement Plans                               $2,500(3)
--------------------------------------------------------------------------------

(1) Formerly Education IRA.

(2) For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(3) The minimum investment requirements may be different for some types of retirement accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[right margin]

[graphic of triangle]

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

                                                                           11

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange).
Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your C Class shares within 18 months of their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares. See Contingent Deferred Sales Charge on page 17.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

[left margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of triangle]

A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American  Century account.

12

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that C Class shares redeemed in this manner may be subject to a sales charge if held less than 18 months. You also may incur tax liability as a result of the redemption.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

                                                                             13

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the  value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

The funds pay distributions of substantially all of their income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. They may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next  business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[left margin]

GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

14

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%      Tax Rate for
Type of Distribution                 and 15% Brackets      All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate  Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                   20%
--------------------------------------------------------------------------------
Long-term capital gains (> 5 years)  8%                    20%(1)
--------------------------------------------------------------------------------

(1) The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax  situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[right margin]

[graphic of triangle]

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

                                                                            15

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

16

MULTIPLE CLASS INFORMATION

American Century offers four classes of the funds: Investor Class, Institutional
Class, Advisor Class and C Class. The shares offered by this Prospectus are
Advisor Class and C Class shares. Advisor Class and C Class shares are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance.  For additional information concerning the other classes of shares not offered by this prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Contingent Deferred Sales Charge

If you sell C Class shares within 18 months of purchasing them, you will pay a
Contingent Deferred Sales Charge (CDSC). The charge is 1.00% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter in accordance with the following chart:

    After 13 months 0.833%
    After 14 months 0.666%
    After 15 months 0.500%
    After 16 months 0.333%
    After 17 months 0.167%
    After 18 months 0.000%

The CDSC is calculated from your date of purchase, and will not be charged on shares acquired through reinvestment of dividends or distributions, increases in the net asset value of shares, or exchanges into the C Class of other American
Century funds. We will redeem shares not subject to the CDSC first, and other shares will be redeemed in the order they were purchased.

                                                                            17

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class and C Class shares have 12b-1 plans. Under the Advisor Class Plan, each fund's Advisor Class pays an annual fee of 0.50% of
Advisor Class average net assets, 0.25% for certain shareholder and administrative services and 0.25% for distribution services. Under the C Class
Plan, each fund's C Class pays an annual fee of 1.00% of  C Class average net assets, 0.25% for certain individual shareholder and administrative services and
0.75% for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make Advisor Class and C Class shares available. Because these fees are paid out  of the funds' assets on an ongoing basis, over time these fees will increase the cost of  your investment and may cost you more than other types of sales charges. For additional  information about the Plans and their terms, see Multiple Class Structure in the  Statement of Additional Information.

18

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

                                                                            19

LARGE COMPANY VALUE FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

Per-Share Data
                                                            2002         2001(1)
---------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $5.08         $4.69
                                                        ----------     ----------
Income From Investment Operations
  Net Investment Income(2)                                  0.06          0.03
  Net Realized and Unrealized Gain                          0.44          0.39
                                                        ----------     ----------
  Total From Investment Operations                          0.50          0.42
                                                        ----------     ----------
Distributions
  From Net Investment Income                               (0.05)        (0.03)
  From Net Realized Gains                                     --            --
                                                        ----------     ----------
  Total Distributions                                      (0.05)        (0.03)
                                                        ----------     ----------
Net Asset Value, End of Period                             $5.53         $5.08
                                                        ==========     ==========
  Total Return(3)                                           9.93%         8.94%

Ratios/Supplemental Data
                                                            2002         2001(1)
---------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           1.15%       1.15%(4)
Ratio of Net Investment Income to Average Net Assets        1.09%       1.53%(4)
Portfolio Turnover Rate                                       34%         55%(5)
Net Assets, End of Period (in thousands)                       $6          $121

(1)  October 26, 2000 (commencement of sale) through March 31, 2001.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2001.

20

VALUE FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

Per-Share Data
                                                         2002       2001       2000       1999       1998
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $6.27      $5.36      $5.77      $7.73      $6.58
                                                     ---------   --------   --------   --------   ---------
Income From Investment Operations
  Net Investment Income(1)                               0.06       0.08       0.07       0.06       0.08
  Net Realized and Unrealized Gain (Loss)                1.03       0.92       0.01      (0.80)      2.35
                                                     ---------   --------   --------   --------   ---------
  Total From Investment Operations                       1.09       1.00       0.08      (0.74)      2.43
                                                     ---------   --------   --------   --------   ---------
Distributions
  From Net Investment Income                            (0.06)     (0.09)     (0.08)     (0.07)     (0.08)
  From Net Realized Gains                               (0.11)        --      (0.41)     (1.15)     (1.20)
                                                     ---------   --------   --------   --------   ---------
  Total Distributions                                   (0.17)     (0.09)     (0.49)     (1.22)     (1.28)
                                                     ---------   --------   --------   --------   ---------
Net Asset Value, End of Period                          $7.19      $6.27      $5.36      $5.77      $7.73
                                                     =========   ========   ========   ========   =========
  Total Return(2)                                       17.51%     18.72%      1.36%    (10.09)%    39.60%

Ratios/Supplemental Data
                                                         2002       2001       2000       1999       1998
-----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        1.25%      1.25%      1.25%      1.25%      1.25%
Ratio of Net Investment Income to Average Net Assets     0.86%      1.46%      1.23%      0.94%      1.13%
Portfolio Turnover Rate                                   151%       150%       115%       130%       130%
Net Assets, End of Period (in thousands)              $208,311   $102,357    $61,323    $54,277    $56,118

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

                                                                            21

LARGE COMPANY VALUE FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

Per-Share Data
                                                             2002(1)
---------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $5.14
                                                            ---------
Income From Investment Operation

  Net Investment Income(2)                                     0.01
  Net Realized and Unrealized Gain                             0.39
                                                            ---------
  Total From Investment Operations                             0.40
                                                            ---------
Distributions
  From Net Investment Income                                  (0.01)
  From Net Realized Gains                                        --
                                                            ---------
  Total Distributions                                         (0.01)
                                                            ---------
Net Asset Value, End of Period                                $5.53
                                                            =========
  Total Return(3)                                              7.78%

Ratios/Supplemental Data
                                                              2002(1)
---------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            1.90%(4)
Ratio of Net Investment Income to Average Net Assets         0.33%(4)
Portfolio Turnover Rate                                        34%(5)
Net Assets, End of Period (in thousands)                        $257

(1)  November 7, 2001 (commencement of sale) through March 31, 2002.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

22

VALUE FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MARCH 31

PER-SHARE DATA
                                                                        2002(1)
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $6.90
                                                                      ---------
Income From Investment Operations
  Net Investment Income(2)                                               --(3)
  Net Realized and Unrealized Gain                                       0.42
                                                                      ---------
  Total From Investment Operations                                       0.42
                                                                      ---------
Distributions
  From Net Investment Income                                            (0.03)
  From Net Realized Gains                                               (0.11)
                                                                      ---------
  Total Distributions                                                   (0.14)
                                                                      ---------
Net Asset Value, End of Period                                          $7.18
                                                                      =========
  Total Return(4)                                                        6.33%

Ratios/Supplemental Data

                                                                        2002(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      2.00%(5)
Ratio of Net Investment Income to Average Net Assets                 (0.06)%(5)
Portfolio Turnover Rate                                                 151%(6)
Net Assets, End of Period (in thousands)                                $1,866

(1)  June 4, 2001 (commencement of sale) through March 31, 2002.

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount is less than $0.005.

(4)  Total return assumes reinvestment of dividends and capital gains distributions, if any, and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level.  Percentage indicated
     was calculated for the year ended March 31, 2002.

                                                                            23

NOTES

24

NOTES

                                                                              25

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.

                         Call 202-942-8090 for location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Fund Reference                   Fund Code       Ticker       Newspaper Listing
--------------------------------------------------------------------------------
ADVISOR CLASS
    Large Company Value Fund     887             --           --
--------------------------------------------------------------------------------
    Value Fund                   739             TWADX        Value
--------------------------------------------------------------------------------
C CLASS
    Large Company Value Fund     687             --           --
--------------------------------------------------------------------------------
    Value                        439             --           Value
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

[american century logo and text logo (reg. sm)]

American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575
www.americancentury.com

0207
SH-PRS-30162

[front cover]

Your
American Century
prospectus

INVESTOR CLASS

Small Cap Value Fund
Equity Income Fund
Real Estate Fund

INSTITUTIONAL CLASS

Small Cap Value Fund
Equity Income Fund
Real Estate Fund

JULY 31, 2002

Small Cap Value is closed to new investors. Shareholders who have open accounts may make additional investments and reinvest dividends and capital gains distributions.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]

[american century logo and text logo (reg. sm)]

American Century
Investments

P.O. Box 419200
Kansas City, MO
64141-6200

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

This year, you'll notice that we've combined information about Investor Class and Institutional Class shares into one prospectus. It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor Class shares have no up-front or deferred charges, commissions or 12b-1 fees. They are available directly from American Century. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies. The
Institutional Class shares also are available to individuals who meet the minimum investment requirements as outlined in your prospectus.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please visit www.americancentury.com. You'll find information there 24 hours a day, seven days a week that should answer many of your questions. You also may call
1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m.
Central time.

Sincerely,

/s/ Mark Killen
Mark Killen
Senior Vice President
American Century Investment Services, Inc.

     Real Estate Fund

[right margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the margin.

[graphic of triangle]

This symbol highlights special information and helpful tips.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Small Cap Value seeks long-term capital growth. Income is a secondary objective.

Equity Income seeks current income. Capital appreciation is a secondary objective.

Real Estate seeks long-term capital appreciation. Income is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Small Cap Value, the fund managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

For Equity Income, the fund managers look for securities of companies with a favorable income-paying history and with the potential for an increase in share price.

The Real Estate Fund invests in real estate securities. These securities include shares of real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund, focusing on companies with the potential for stock price appreciation, plus strong growth of cash flow to investors.

The chart below shows the primary differences among the funds. A more detailed description of the funds' investment strategies and risks begins on page 9.

Fund                  Primary Investments
--------------------------------------------------------------------------------
Small Cap Value       Equity securities of smaller companies
--------------------------------------------------------------------------------
Equity Income         Equity securities of companies with a favorable
                      dividend-paying history
--------------------------------------------------------------------------------
Real Estate           Real estate securities
--------------------------------------------------------------------------------

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

If the market does not consider the individual stocks purchased by Small Cap
Value to be undervalued, or if the stocks purchased by Equity Income do not continue or increase dividend payments, the value of these funds' shares may decline, even if stock prices generally are rising.

The smaller companies in which Small Cap Value invests may present greater opportunities for capital appreciation than larger companies, but also may present greater risks.

An investment in the Real Estate Fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk.

Because the Real Estate Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.

2

WHO may WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth and income from your investment in Small Cap
   Value and Real Estate
*  seeking current income with the potential for capital appreciation from your investment in Equity Income
*  seeking diversification of your investment portfolio through an investment in
   Real Estate
*  comfortable with the risks associated with the funds' investment strategies
*  comfortable with the funds' short-term price volatility
*  investing through an IRA or other tax-advantaged retirement plan

WHO may not WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for a short period of time
*  not seeking income from an equity investment in Equity Income or Real Estate
*  uncomfortable with the risks associated with an investment in the real estate securities purchased by Real Estate
*  uncomfortable with short-term volatility in the value of your investment
*  uncomfortable with the risks associated with the funds' investment strategies

[right margin]

[graphic of triangle]

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

3

FUND PERFORMANCE HISTORY

SMALL CAP VALUE FUND
EQUITY INCOME FUND
REAL ESTATE FUND

Annual Total Returns(1)

The following bar charts show the performance of the funds' Investor Class shares for each full calendar year in the life of the funds. It indicates the volatility of the funds' historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

SMALL CAP VALUE - INVESTOR CLASS

[data shown in bar chart]

2001    30.52%
2000    39.41%
1999    -0.86%
1998     4.99%
1997    26.01%
1996    24.25%
1995    32.80%

(1)  As of June 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date returns was 3.49%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      Highest                               Lowest
--------------------------------------------------------------------------------
Small Cap Value       17.91% (4Q 2001)                      -9.24% (3Q 2001)
--------------------------------------------------------------------------------

EQUITY INCOME - INVESTOR CLASS

[data shown in bar chart]

2001    11.33%
2000    21.91%
1999    -0.18%
1998    12.97%
1997    28.26%
1996    23.31%
1995    29.63%

(1)  As of June 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date returns was -1.29%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      Highest                               Lowest
--------------------------------------------------------------------------------
Equity Income         14.19% (4Q 1998)                      -6.23% (3Q 1998)
--------------------------------------------------------------------------------

[left margin]

[graphic of triangle]

The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

4

REAL ESTATE - INVESTOR CLASS

[data shown in bar chart]

2001    10.58%
2000    27.16%
1999    -2.71%
1998    -18.1%
1997    25.21%
1996    40.81%

(1)  As of June 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date return was 13.61%. During a portion of the period ended
 October 31, 1997, the manager voluntarily agreed to waive its management fee and reimburse certain expenses incurred by the Class. Also, prior to the unified management fee structure, effective July 13, 1997, the custodian offset part of its fees for balance credits given to the fund. During the period ended
 March 31, 1998, a portion of the subadvisory fee, which is paid for subadvisory services, was waived.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                 Highest                    Lowest
--------------------------------------------------------------------------------
Real Estate Fund                 19.92% (4Q 1996)           -13.35% (3Q 1998)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of the funds' Institutional Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The S&P 500 is viewed as a broad measure of U.S. stock performance. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

The S&P SmallCap 600/BARRA Value Index consists of S&P 600 stocks that have lower price/book ratios. The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation.

The Lipper Equity Income Fund Index is a non-weighted index of the 30 largest equity income mutual funds.

[right margin]

[graphic of triangle]

For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

5

INVESTOR CLASS

For the calendar year ended December 31, 2001            1 year      5 years     Life of Fund(1)
-------------------------------------------------------------------------------------------
Small Cap Value
Return Before Taxes                                      30.52%         N/A        19.97%
Return After Taxes on Distributions                      29.10%         N/A        17.98%
Return After Taxes on Distributions
and Sale of Fund Shares                                  18.54%         N/A        15.35%
S&P SmallCap 600/BARRA Value Index                       13.10%         N/A         9.76%
(reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------
Equity Income
Return Before Taxes                                      11.33%      14.44%        16.75%
Return After Taxes on Distributions                       9.96%       9.92%        12.24%
Return After Taxes on Distributions
and Sale of Fund Shares                                   6.85%       9.40%        11.51%
Lipper Equity Income Index                               -5.20%       8.57%        11.78%
(reflects no deduction for fees, expenses or taxes)
S&P 500 Index                                           -11.87%      10.70%       15.20%
(reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------
Real Estate
Return Before Taxes                                      10.58%       7.00%        12.32%
Return After Taxes on Distributions                       8.90%       4.98%        10.13%
Return After Taxes on Distributions and                   6.40%       4.60%         9.05%
Sale of Fund Shares Morgan Stanley REIT Index            12.83%       6.12%        10.90(2)
(reflects no deduction for fees, expenses or taxes)
Morgan Stanley REIT Index                                12.83%       6.12%        10.90%
-------------------------------------------------------------------------------------------
(1)The inception dates for the funds are Small Cap Value, July 31, 1998; Equity
 Income, August 1, 1994; and Real Estate, September 21, 1995.

INSTITUTIONAL CLASS

For the calendar year ended December 31, 2001              1 year        Life of Fund(1)
-----------------------------------------------------------------------------------------
Small Cap Value                                           30.78%              23.19%
S&P SmallCap 600/BARRA Value Index                        13.10%              14.28%
-----------------------------------------------------------------------------------------
Equity Income                                             11.55%              11.31%
Lipper Equity Income Index                                -5.20%               1.97%
S&P 500 Index                                             11.87%               1.02%
-----------------------------------------------------------------------------------------
Real Estate                                               10.86%               6.57%
Morgan Stanley REIT Index                                 12.83%               5.63%(2)
-----------------------------------------------------------------------------------------
(1)  The inception dates for the funds are Small Cap Value, October 26, 1998;
 Equity Income, July 8, 1998; and Real Estate, June 16, 1977.

(2)  Since June 30, 1997, the date closest to the fund's inception for which data is available.

6

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                          $25(1)
--------------------------------------------------------------------------------

(1) Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with
 American Century for more details.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       Management    Distribution and        Other          Total Annual Fund
                       Fee           Service (12b-1) Fees    Expenses(2)    Operating Expenses
------------------------------------------------------------------------------------
Investor Class
    Small Cap Value    1.25%         None                    0.00%          1.25%
------------------------------------------------------------------------------------
    Equity Income      1.00%         None                    0.00%          1.00%
------------------------------------------------------------------------------------
    Real Estate Fund   1.20%(1)      None                    0.00%          1.20%
------------------------------------------------------------------------------------
Institutional Class
    Small Cap Value    1.05%         None                    0.00%          1.05%
------------------------------------------------------------------------------------
    Equity Income      0.80%         None                    0.00%          0.80%
------------------------------------------------------------------------------------
    Real Estate        1.00%(1)      None                    0.00%          1.00%
------------------------------------------------------------------------------------

(1)  The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase, and increases as fund assets decrease.

(2)  Other expenses, which include the fees and expenses of the funds'
 independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

7

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above
.. . . your cost of investing in the fund would be:

                       1 year       3 years      5 years      10 years
--------------------------------------------------------------------------
Investor Class
--------------------------------------------------------------------------
    Small Cap Value    $127         $395         $683         $1,503
--------------------------------------------------------------------------
    Equity Income      $102         $318         $551         $1,219
--------------------------------------------------------------------------
    Real Estate Fund   $122         $380         $657         $1,447
--------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------
    Small Cap Value    $107         $333         $577         $1,277
--------------------------------------------------------------------------
    Equity Income      $82          $255         $443         $987
--------------------------------------------------------------------------
    Real Estate Fund   $102         $318         $551         $1,219
--------------------------------------------------------------------------

[left margin]

[graphic of triangle]

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

8

OBJECTIVES, STRATEGIES AND RISKS

SMALL CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

This fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers will invest at least 80% of the fund's assets in small cap companies. The fund managers consider small cap companies to include those with a market capitalization no larger than that of the largest company in the S&P
Small Cap 600 Index or the Russell 2000 Index. The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the fund's assets invested in U.S. equity securities at all times. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities which may be rated below investment grade.

[right margin]

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

9

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Because Small Cap Value generally invests in smaller companies than American
Century's similarly managed value funds (such as Equity Income), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

[left margin]

[graphic of triangle]

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

10

EQUITY INCOME FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Equity Income seeks to provide current income. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for securities with a favorable income-paying history that have prospects for income payments to continue or increase. The fund managers also look for securities of companies that they believe are undervalued and have the potential for an increase in price. The fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 85% of the fund's assets invested in income-paying securities and will keep at least 80% of the fund's assets in EQUITY SECURITIES at all times. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital appreciation. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities which may be rated below investment grade.

[right margin]

EQUITY SECURITIES include common stock, preferred stock and securities convertible into common stock.

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

11

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the individual stocks purchased by the fund do not continue or increase dividend payments, or if their stock price does not increase, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices generally are rising.

The value of the fund's assets invested in bonds and other fixed-income securities will go up and down as prevailing interest rates change. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

12

REAL ESTATE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

 The fund seeks long-term capital appreciation. Income is a secondary objective.

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund invests at least 80% of its assets in EQUITY SECURITIES issued by real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund. They attempt to focus the fund's investments on real estate companies and REITs with the potential for stock price appreciation, plus strong growth of cash flow to investors.

The fund managers' real estate securities investment philosophy is that consistently excellent investment results can be achieved through superior stock selection (based on both public equity and private real estate market factors)
and risk managed portfolio construction. The fund managers use a disciplined investment process to manage the fund, focusing on superior stock selection rather than sector or theme bets. The portfolio management process relies on a continuous screen of the target universe of investments to identify companies exhibiting superior financial strength, operating returns and growth prospects that are attractively priced at any given time.

The investment style of the fund is growth at a reasonable price. The fund managers evaluate each company's ability to generate earnings over an earnings cycle, not just for the next one or two years. The fund managers focus research efforts on determining the normalized earnings and earnings growth of a company, from which they determine if the company's current price fully reflects its long-term value.

The fund managers do not attempt to time the market. Under normal market conditions, the fund invests at least 80% of its assets in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry. A company is considered to be a real estate company if, in the opinion of the fund managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate. When the managers believe it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

[right margin]

EQUITY SECURITIES include common stock, preferred stock and securities convertible into common stock.

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

13

WHAT IS A REIT?

A real estate investment trust, or REIT, invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties.
Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans.
There are also hybrid REITs, which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund may be subject to many of the same risks as a direct investment in real estate. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.

To the extent the fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due.
Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.
Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund's performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

14

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the specific class of shares of each fund. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net
Assets for the Most Recent Fiscal Year Ended March 31, 2002
                                         Investor Class     Institutional Class
--------------------------------------------------------------------------------
Small Cap Value                          1.25%              1.05%
--------------------------------------------------------------------------------
Equity Income                            1.00%              0.80%
--------------------------------------------------------------------------------
Real Estate                              1.20%              1.00%
--------------------------------------------------------------------------------

15

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams are identified below.

Equity Income

PHILLIP N. DAVIDSON

Mr. Davidson, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Equity Income since its inception in August
1994. He joined American Century in September 1993. Prior to joining American
Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as
Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State
University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages Equity Income since October 1996 and Portfolio Manager since
February 1999. He joined American Century in August 1993 as an Investment
Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a CFA charterholder.

Small Cap Value

BENJAMIN Z. GIELE

Mr. Giele, Vice President and Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998 and Portfolio
Manager since February 1999. He joined American Century in May 1998 as an
Investment Analyst. Before joining American Century, he served as an Investment
Analyst at USAA Investment Management Company from June 1995 to May 1998. He has a bachelor of arts from Rice University and an MBA in finance and accounting from the University of Texas-Austin. He is a CFA charterholder.

[left margin]

[graphic of triangle]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

16

REAL ESTATE

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century Investment Management, Inc.
has, in turn, hired J.P. Morgan Investment Management Inc. to make the day-to-day investment decisions for the fund. J.P. Morgan Investment Management
Inc. performs this function under the supervision of American Century Investment
Management, Inc. and the fund's Board of Directors.

The portfolio managers on the investment team are identified below:

SCOTT W. BLASDELL

Mr. Blasdell, Portfolio Manager and Analyst, has been a member of the team that manages Real Estate since joining J.P. Morgan Investment Management Inc. in
August 1999. Before joining J.P. Morgan Investment Management Inc., he held a similar position at Merrill Lynch Asset Management from December 1997 to August
1999. From February 1993 to December 1997, he worked at Wellington Management as an analyst and portfolio manager. He has a bachelor's degree in economics from
Williams College and an MBA from Wharton School. He is a CFA charterholder.

The representative of American Century Investment Management, Inc. who oversees the management of the fund is identified as follows:

MARK MALLON

Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior
Vice President, joined American Century in April 1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by
Federated Investors, and had served as President and Chief Executive Officer of
Federated Investment Counseling and Executive Vice President of Federated
Research Corporation since January 1990. Mr. Mallon has a bachelor of arts from
Westminster College and an MBA from Cornell University. He is a CFA charterholder.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

17

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. Investor Class shareholders who choose this option are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE

INVESTOR CLASS
Investor Relations
1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

INSTITUTIONAL CLASS
Service Representative
1-800-345-3533

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS
Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES
Call a Representative.

ONLINE
www.americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT
If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS
Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.
*Online redemptions up to $25,000 per day.

BY MAIL OR FAX

INVESTOR CLASS
P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

INSTITUTIONAL CLASS
P.O. Box 419385
Kansas City, MO 64141-6385

Fax
816-340-4655

OPEN AN ACCOUNT
Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES
Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES
Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

18

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

AUTOMATICALLY

INVESTOR AND
INSTITUTIONAL CLASS

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

BY WIRE

INVESTOR AND
INSTITUTIONAL CLASS

[graphic of triangle]

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT
Call to set up your account or mail a completed application to the address provided in the By mail section. Give your bank the following information to wire money.

* Our bank information
      Commerce Bank N.A.
      Routing No. 101000019
      Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*For additional investments only

MAKE ADDITIONAL INVESTMENTS
Follow the Open an account wire instructions.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES
Not available.

IN PERSON

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                          4917 Town Center Drive
Kansas City, Missouri                     Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday      8 a.m. to 6 p.m., Monday - Friday
                                          8 a.m. to noon, Saturday

1665 Charleston Road                      10350 Park Meadows Drive
Mountain View, California                 Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday         8:30 a.m. to 5:30 p.m., Monday - Friday

19

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                               $2,500
--------------------------------------------------------------------------------
Traditional IRA                                   $2,500
--------------------------------------------------------------------------------
Roth IRA                                          $2,500
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)(1)     $2,000
--------------------------------------------------------------------------------
UGMA/UTMA                                         $2,500
--------------------------------------------------------------------------------
403(b)                                            $1,000(2)
--------------------------------------------------------------------------------
Qualified Retirement Plans                        $2,500(3)
--------------------------------------------------------------------------------

(1)  Formerly Education IRA.

(2)  For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(3)  The minimum investment requirements may be different for some types of retirement accounts.

ACCOUNT MAINTENANCE FEE (INVESTOR CLASS)

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.
The Institutional Class does not have an account maintenance fee.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

[left margin]

PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Education Savings Accounts (formerly Education IRAs)
and traditional, Roth and Rollover IRAs.  If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

20

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

[right margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of triangle]

A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

21

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange)
.. Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[graphic of triangle]

[left margin]

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

22

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

The funds pay distributions of substantially all of their income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. They may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[rigt margin]

GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

23

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution            Tax Rate for 10%       Tax Rate for
                                and 15% Brackets       All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains        Ordinary income rate   Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital
gains (1-5 years)               10%                    20%
--------------------------------------------------------------------------------
Long-term capital
gains (> 5 years)                8%                    20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[left margin]

[graphic of triangle]

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

24

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

25

MULTIPLE CLASS INFORMATION

American Century offers four classes of the funds: Investor Class, Institutional
Class, Advisor Class and C Class. The shares offered by this Prospectus are
Investor Class and Institutional Class shares. Investor Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning Advisor Class or C Class shares, call us at 1-800-345-3533. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

26

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions
*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets
*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets
*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports and the financial statements are included in the funds' annual reports, which are available upon request.

27

SMALL CAP VALUE FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data
                                              2002       2001        2000       1999(1)
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $6.60      $5.04       $4.73       $5.00
                                           -----------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                    0.02       0.07        0.05        0.03
  Net Realized and Unrealized Gain (Loss)     2.20       1.74        0.60       (0.24)
                                           -----------------------------------------------
  Total From Investment Operations            2.22       1.81        0.65       (0.21)
                                           -----------------------------------------------
Distributions
  From Net Investment Income                 (0.02)     (0.05)      (0.06)      (0.02)
  From Net Realized Gains                    (0.18)     (0.20)      (0.28)      (0.04)
                                           -----------------------------------------------
  Total Distributions                        (0.20)     (0.25)      (0.34)      (0.06)
                                           -----------------------------------------------
Net Asset Value, End of Period               $8.62      $6.60       $5.04       $4.73
                                           ===============================================
  Total Return(3)                            33.97%     36.51%      14.37%      (4.24)%
Ratios/Supplemental Data

                                              2002       2001        2000        1999(1)
----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average Net Assets               1.25%      1.25%        1.25%        1.25%(4)
Ratio of Net Investment Income
to Average Net Assets                        0.27%      1.10%        1.04%        1.02%(4)
Portfolio Turnover Rate                        73%       144%         178%           153%
Net Assets, End of Period
(in thousands)                          $1,305,952   $225,517      $17,690        $11,410

(1)  July 31, 1998 (inception) through March 31, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

28

EQUITY INCOME FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data
                                             2002      2001        2000        1999       1998
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $6.47     $5.50       $5.95       $7.15       $6.31
                                          ---------------------------------------------------------
Income From Investment Operations
  Net Investment Income(1)                   0.17      0.18        0.21        0.22        0.25
  Net Realized and Unrealized Gain (Loss)    0.93      0.96        0.03       (0.23)       1.99
                                          ---------------------------------------------------------
  Total From Investment Operations           1.10      1.14        0.24       (0.01)       2.24
                                          ---------------------------------------------------------
Distributions
  From Net Investment Income                (0.17)    (0.17)      (0.21)      (0.23)      (0.24)
  From Net Realized Gains                   (0.04)       --       (0.48)      (0.96)      (1.16)
                                          ---------------------------------------------------------
  Total Distributions                       (0.21)    (0.17)      (0.69)      (1.19)      (1.40)
                                          ---------------------------------------------------------
Net Asset Value, End of Period              $7.36     $6.47       $5.50       $5.95       $7.15
                                          =========================================================
  Total Return(2)                           17.35%    20.85%       3.88%     (0.44)%      37.78%

Ratios/Supplemental Data
                                             2002      2001        2000        1999       1998
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.00%      1.00%       1.00%       1.00%      1.00%
Ratio of Net Investment Income
to Average Net Assets                       2.49%      3.02%       3.41%       3.31%      3.52%
Portfolio Turnover Rate                      139%       169%        141%        180%       158%
Net Assets, End of Period
(in thousands)                         $1,025,143   $467,425    $282,692    $296,585   $355,962

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

28

REAL ESTATE FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data
                                             2002      2001      2000        1999      1998(1)     1997
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $14.00    $11.74    $12.10      $16.12     $16.06     $12.29
                                           ----------------------------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                   0.78      0.71      0.74        0.73       0.25       0.67
  Net Realized and Unrealized Gain (Loss)    2.00      2.14     (0.41)      (4.09)      0.26       4.13
                                           ----------------------------------------------------------------
  Total From Investment Operations           2.78      2.85      0.33       (3.36)      0.51       4.80
                                           ----------------------------------------------------------------
Distributions
  From Net Investment Income                (0.56)    (0.59)    (0.69)      (0.54)     (0.18)     (0.48)
  From Net Realized Gains                      --        --        --       (0.12)     (0.27)     (0.55)
                                           ----------------------------------------------------------------
  Total Distributions                       (0.56)    (0.59)    (0.69)      (0.66)     (0.45)     (1.03)
                                           ----------------------------------------------------------------
Net Asset Value, End of Period             $16.22    $14.00    $11.74      $12.10     $16.12     $16.06
                                           ================================================================
  Total Return(3)                           20.23%    24.57%     2.87%     (21.04)%     3.26%     40.69%
Ratios/Supplemental Data

                                            2002        2001      2000        1999       1998(1)    1997
-----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.20%      1.19%     1.20%       1.20%       1.15%(4)   1.17%
Ratio of Operating Expenses
to Average Net Assets
(before expense waivers and
reimbursements)(5)                          1.20%      1.19%     1.20%       1.20%       1.20%(4)    1.82%
Ratio of Net Investment Income to
Average Net Assets                          5.18%      5.32%     5.95%       5.41%       3.75%(4)    4.48%
Ratio of Net Investment Income to
Average Net Assets (before expense waivers
and reimbursements)(5)                      5.18%      5.32%     5.95%        5.41%      3.70%(4)    3.84%
Portfolio Turnover Rate                      156%       242%      102%          66%          28%       69%

Net Assets, End of Period
(in thousands)                           $107,599    $74,776   $73,812     $110,285     $135,922   $76,932

(1)  The period ended March 31, 1998 represents a five month reporting period.
 The fund's fiscal year end was changed from October 31 to March 31 during the period. Periods prior to 1998 are based on a fiscal year ended October 31.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  During a portion of the period ended October 31, 1997, the manager voluntarily agreed to waive its management fee and reimburse certain expenses incurred by the class. Also, prior to the unified management fee structure, effective July 13, 1997, the custodian offset part of its fees for balance credits given to the fund. During the period ended March 31, 1998, a portion of the subadvisory fee, which is paid for subadvisory services, was waived.

30

SMALL CAP VALUE FUND
Institutional Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data
                                            2002        2001      2000      1999(1)
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $6.61       $5.04     $4.74      $4.83
                                          --------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                  0.03        0.07      0.07       0.03
  Net Realized and Unrealized Gain (Loss)   2.20        1.76      0.58      (0.06)
                                          --------------------------------------------
  Total From Investment Operations          2.23        1.83      0.65      (0.03)
                                          --------------------------------------------
Distributions
  From Net Investment Income               (0.03)      (0.06)    (0.07)     (0.02)
  From Net Realized Gains                  (0.18)      (0.20)    (0.28)     (0.04)
                                          --------------------------------------------
  Total Distributions                      (0.21)      (0.26)    (0.35)     (0.06)
                                          --------------------------------------------
Net Asset Value, End of Period             $8.63       $6.61     $5.04      $4.74
                                          ============================================
  Total Return(3)                          34.11%      36.99%    14.39%     (0.60)%

Ratios/Supplemental Data
                                            2002        2001       2000       1999(1)
---------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.05%       1.05%    1.05%     1.05%(4)
Ratio of Net Investment Income
to Average Net Assets                       0.47%       1.30%    1.24%     1.22%(4)
Portfolio Turnover Rate                       73%        144%     178%      153%(5)
Net Assets, End of Period (in thousands)  $83,712      $8,593   $2,359        $986

(1)  October 26, 1998 (commencement of sale) through March 31, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
 was calculated for the year ended March 31, 1999.

31

EQUITY INCOME FUND
Institutional Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data
                                           2002      2001        2000      1999(1)
----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $6.47     $5.50       $5.95       $6.96
                                        ------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                 0.19      0.20        0.22        0.07
  Net Realized and Unrealized Gain         0.92      0.95        0.03        0.06
                                        ------------------------------------------
  Total From Investment Operations         1.11      1.15        0.25        0.13
                                        ------------------------------------------
Distributions
  From Net Investment Income              (0.18)    (0.18)      (0.22)     (0.18)
  From Net Realized Gains                 (0.04)       --       (0.48)     (0.96)
                                        ------------------------------------------
  Total Distributions                     (0.22)    (0.18)      (0.70)     (1.14)
                                        ------------------------------------------
Net Asset Value, End of Period            $7.36     $6.47       $5.50      $5.95
                                        ==========================================
  Total Return(3)                         17.40%    21.26%       4.09%      1.60%

Ratios/Supplemental Data
                                           2002      2001        2000      1999(1)
----------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      0.80%     0.80%       0.80%     0.80%(4)
Ratio of Net Investment Income
to Average Net Assets                      2.69%     3.22%       3.61%     1.61%(4)
Portfolio Turnover Rate                     139%      169%        141%      180%(5)
Net Assets, End of Period (in thousands) $65,738   $19,130     $13,716      $2,654

(1)  July 8, 1998 (commencement of sale) through March 31, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
 was calculated for the year ended March 31, 1999.

32

REAL ESTATE FUND
Institutional Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data
                                             2002       2001       2000       1999      1998(1)     1997(2)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $14.01     $11.75     $12.11     $16.12     $16.06       $14.24
                                            -----------------------------------------------------------------
Income From Investment Operations
  Net Investment Income(3)                    0.80       0.73       0.75       0.78       0.26         0.28
  Net Realized and Unrealized Gain (Loss)     2.01       2.15      (0.38)     (4.09)      0.26         1.63
                                            -----------------------------------------------------------------
  Total From Investment Operations            2.81       2.88       0.37      (3.31)      0.52         1.91
                                            -----------------------------------------------------------------
Distributions
  From Net Investment Income                 (0.59)     (0.62)     (0.73)     (0.58)     (0.19)      (0.09)
  From Net Realized Gains                       --         --         --      (0.12)     (0.27)         --
                                            -----------------------------------------------------------------
  Total Distributions                        (0.59)     (0.62)     (0.73)     (0.70)     (0.46)      (0.09)
                                            -----------------------------------------------------------------
Net Asset Value, End of Period              $16.23     $14.01     $11.75     $12.11     $16.12      $16.06
                                            =================================================================
  Total Return(4)                            20.45%     24.80%      3.18%    (20.77)%     3.32%      13.40%
Ratios/Supplemental Data
                                            2002       2001       2000      1999        1998(1)    1997(2)
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.00%      0.99%       1.00%     1.00%      0.95%(5)   1.00%(5)
Ratio of Operating Expenses
to Average Net Assets
(before expense waivers
and reimbursements)(6)                      1.00%      0.99%       1.00%     1.00%      1.00%(5)   1.00%(5)
Ratio of Net Investment Income to
Average Net Assets                          5.38%      5.52%       6.15%     5.61%      4.00%(5)   4.85%(5)
Ratio of Net Investment Income to
Average Net Assets
(before expense waivers
and reimbursements)(6)                      5.38%      5.52%       6.15%     5.61%      3.95%(5)   4.85%(5)
Portfolio Turnover Rate                      156%       242%        102%       66%          28%      69%(7)
Net Assets, End of Period (in thousands)  $16,305    $12,390     $15,457   $26,315      $14,795    $13,365

(1)  The period ended March 31, 1998 represents a five month reporting period.
 The fund's fiscal year end was changed from October 31 to March 31 during the period. Periods prior to 1998 are based on a fiscal year ended October 31.

(2)  June 16, 1997 (commencement of sale) through October 31, 1997.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  During the period ended March 31, 1998, a portion of the subadvisory fee, which is paid for subadvisory services, was waived.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
 was calculated for the year ended October 31, 1997.

33

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.  Call 202-942-8090 for location and
                         hours.
On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov
By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Fund Reference               Fund Code       Ticker          Newspaper Listing
--------------------------------------------------------------------------------
Investor Class
    Small Cap Value Fund     986             ASVIX           SmCpVal
--------------------------------------------------------------------------------
    Equity Income Fund       038             TWEIX           EqInc
--------------------------------------------------------------------------------
    Real Estate Fund         037             REAIX           Real
--------------------------------------------------------------------------------
Institutional Class
    Small Cap Value Fund     486             ACVIX           SmCpVal
--------------------------------------------------------------------------------
    Equity Income Fund       338             --              EqInc
--------------------------------------------------------------------------------
    Real Estate Fund         337             REACX           Real
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

[american century logo and text logo (reg. sm)]

AMERICAN CENTURY INVESTMENTS
www.americancentury.com

Investor Class

P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575

Institutional Class
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

0207
SH-PRS-30158

Your
American Century
prospectus

ADVISOR CLASS

Small Cap Value Fund
Equity Income Fund
Real Estate Fund

C CLASS

Small Cap Value Fund
Equity Income Fund

JULY 31, 2002

Small Cap Value is closed to new investors. Shareholders who have open accounts may make additional investments and reinvest dividends and capital gains distributions.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.
[american century logo and text logo (reg. sm)]

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

This year, you'll notice that we've combined information about Advisor Class and
C Class shares into one prospectus. Advisor Class and C Class shares are both offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies.

It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please visit www.americancentury.com. You'll find information there 24 hours a day, seven days a week that should answer many of your questions. Or, call your investment professional, who will be happy to assist you.

Sincerely,

/s/W. Gordon Snyder
W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

[left margin]
                  [american century logo and text logo (reg. sm)]
                               American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

[right margin]
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of triangle]
This symbol highlights special information and helpful tips.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Small Cap Value seeks long-term capital growth. Income is a secondary objective.

Equity Income seeks current income. Capital appreciation is a secondary objective.

Real Estate seeks long-term capital appreciation. Income is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Small Cap Value, the fund managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

For Equity Income, the fund managers look for securities of companies with a favorable income-paying history and with the potential for an increase in share price.

The Real Estate Fund invests in real estate securities. These securities include shares of real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund, focusing on companies with the potential for stock price appreciation, plus strong growth of cash flow to investors.

The chart below shows the primary differences among the funds. A more detailed description of the funds' investment strategies and risks begins on page 9.

Fund                     Primary Investments
--------------------------------------------------------------------------------
Small Cap Value          Equity securities of smaller companies
--------------------------------------------------------------------------------
Equity Income            Equity securities of companies with a favorable
                         dividend-paying history
--------------------------------------------------------------------------------
Real Estate              Real estate securities
--------------------------------------------------------------------------------

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based  on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more  or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

If the market does not consider the individual stocks purchased by Small Cap
Value to be undervalued, or if the stocks purchased by Equity Income do not continue or increase dividend payments, the value of these funds' shares may decline, even if stock prices generally are rising.

The smaller companies in which Small Cap Value invests may present greater opportunities for capital appreciation than larger companies, but also may present greater risks.

An investment in the Real Estate Fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk.

Because the Real Estate Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.

2

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth and income from your investment in
   Small Cap Value and Real Estate

*  seeking current income with the potential for capital appreciation from your investment in Equity Income

*  seeking diversification of your investment portfolio through an investment in Real Estate

*  comfortable with the risks associated with the funds' investment strategies

*  comfortable with the funds' short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for a short period of time

*  not seeking income from an equity investment in Equity Income or Real Estate

*  uncomfortable with the risks associated with an investment in the real estate securities purchased by Real Estate

*  uncomfortable with short-term volatility in the value of your investment

*  uncomfortable with the risks associated with the funds' investment strategies

[right margin]
[graphic of triangle]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

                                                                               3

FUND PERFORMANCE HISTORY

SMALL CAP VALUE FUND
EQUITY INCOME FUND
REAL ESTATE FUND

Annual Total Returns(1)

The following bar charts show the performance of the funds' Advisor Class shares for each full calendar year in the life of the funds. It indicates the volatility of the funds' historical returns from year to year.

SMALL CAP VALUE FUND - ADVISOR CLASS(1)

{data from bar chart]

2001     30.19%
2000     39.08%

(1)  As of June 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date returns was 3.49%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                          Highest                      Lowest
--------------------------------------------------------------------------------
Small Cap Value           17.78% (4Q 2001)             -9.24% (3Q 2001)
--------------------------------------------------------------------------------

EQUITY INCOME FUND -- ADVISOR CLASS(1)

[data from bar chart]

2001     11.06%
2000     21.61%
1999     -0.28%
1998     12.29%

(1)  As of June 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date returns was -1.43%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                          Highest                      Lowest
--------------------------------------------------------------------------------
Equity Income             13.95% (4Q 1998)             -6.25% (3Q 1998)
--------------------------------------------------------------------------------

[right margin]
[graphic of triangle]
The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

4

REAL ESTATE FUND - ADVISOR CLASS(1)

[data from bar chart]

2001     10.30%
2000     26.97%
1999     -3.03%

(1)  As of June 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date return was 13.52%. During a portion of the period ended
     October 31, 1997, the manager voluntarily agreed to waive its management fee and reimburse certain expenses incurred by the Class. Also, prior to the unified management fee structure, effective July 13, 1997, the custodian offset part of its fees for balance credits given to the fund.
     During the period ended March 31, 1998, a portion of the subadvisory fee, which is paid for subadvisory services, was waived.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                          Highest                      Lowest
--------------------------------------------------------------------------------
Real Estate Fund          12.04% (2Q 1999)             -4.30% (1Q 1999)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways. Once the funds' C Class shares have a full calendar year's worth of performance, an additional table will show the average annual total returns of the C Class calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

The S&P 500 is viewed as a broad measure of U.S. Stock performance. The S&P
SmallCap 600/BARRA Value Index consists of S&P 600 stocks that have lower price/book ratios. The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation.

The Lipper Equity Income Fund Index is a non-weighted index of the 30 largest equity income mutual funds.

[right margin]
[graphic of triangle]
For current performance information, including yields, please call us at
1-800-345-3533 or visit us at www.americancentury.com.

                                                                              5

ADVISOR CLASS

For the calendar year ended December 31, 2001           1 year    Life of Fund(1)
----------------------------------------------------------------------------------
Small Cap Value
Return Before Taxes                                     30.19%       34.56%
Return After Taxes on Distributions                     28.90%       32.90%
Return After Taxes on Distributions and
   Sale of Fund Shares                                  18.35%       27.45%
S&P Small Cap 600/Barra Value Index                     13.10%       16.91%
   (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------
Equity Income
Return Before Taxes                                     11.06%       13.93%
Return After Taxes on Distributions                      9.80%        9.35%
Return After Taxes on Distributions and
   Sale of Fund Shares                                   6.68%        8.92%
Lipper Equity Income Index                              -5.20%        7.59%
   (reflects no deduction for fees, expenses or taxes)
S&P 500 Index                                          -11.87%        9.33%
   (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------
Real Estate
Return Before Taxes                                     10.30%       12.19%
Return After Taxes on Distribution                       8.74%       10.05%
Return After Taxes on Distributions                      6.24%        8.75%
   and Sale of Fund Shares
Morgan Stanley REIT Index                               12.83%     9.34%(2)
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  The inception dates for the class are Small Cap Value, December 31, 1999;
     Equity Income, March 7, 1997; and Real Estate, October 6, 1998.

(2)  Since September 30, 1998, the date closest to the fund's inception for which data are available.

6

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------
C Class
   Maximum Deferred Sales Charge (load) (as a percentage of net asset value) 1.00%(1)
-------------------------------------------------------------------------------------

(1)  The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 1.00% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                            Management         Distribution and               Other             Total Annual Fund
                            Fee                Service (12b-1) Fees(2)        Expenses(3)       Operating Expenses
------------------------------------------------------------------------------------------------------------------------
Advisor Class
    Small Cap Value         1.00%              0.50%                          0.00%             1.50%
------------------------------------------------------------------------------------------------------------------------
    Equity Income           0.75%              0.50%                          0.00%             1.25%
------------------------------------------------------------------------------------------------------------------------
    Real Estate             0.95%(1)           0.50%                          0.00%             1.45%
------------------------------------------------------------------------------------------------------------------------
C Class
    Small Cap Value         1.25%              1.00%                          0.00%             2.25%
------------------------------------------------------------------------------------------------------------------------
    Equity Income           1.00%              1.00%                          0.00%             2.00%
------------------------------------------------------------------------------------------------------------------------

(1)  The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase, and increases as fund assets decrease.

(2)  The 12b-1 fee is designed to permit investors to purchase Advisor Class and
     C Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 25.

(3)  Other expenses, which include the fees and expenses of the funds'
     independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

                                                                              7

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                  1 year          3 years          5 years         10 years
-------------------------------------------------------------------------------------------------
Advisor Class
    Small Cap Value               $152            $472             $814            $1778
-------------------------------------------------------------------------------------------------
    Equity Income                 $127            $395             $683            $1,503
-------------------------------------------------------------------------------------------------
    Real Estate                   $147            $456             $788            $1,724
-------------------------------------------------------------------------------------------------
C Class
    Small Cap Value               $329            $697             $1,194          $2,558
-------------------------------------------------------------------------------------------------
    Equity Income                 $305            $623             $1,069          $2,305
-------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                  1 year          3 years          5 years         10 years
-------------------------------------------------------------------------------------------------
C Class
    Small Cap Value               $226            $697             $1,194          $2,558
-------------------------------------------------------------------------------------------------
    Equity Income                 $202            $623             $1,069          $2,305
-------------------------------------------------------------------------------------------------

[right margin]
[graphic of triangle]

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

[graphic of triangle]
When purchasing through a financial intermediary you may be charged a fee.

8

OBJECTIVES, STRATEGIES AND RISKS

SMALL CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

This fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers will invest at least 80% of the fund's assets in small cap companies. The fund managers consider small cap companies to include those with a market capitalization no larger than that of the largest company in the S&P
Small Cap 600 Index or the Russell 2000 Index. The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in U.S. equity securities at all times. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing  stock index futures contracts and similar derivative securities to help manage the risk  of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objective of capital growth. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities which may be rated below investment grade.

[right margin]
NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

                                                                             9

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Because Small Cap Value generally invests in smaller companies than American
Century's similarly managed growth equity funds (such as Equity Income), it may be more volatile, and subject to greater short-term risk, than those funds.
Smaller companies may have limited financial resources, product lines and markets, and their securities may trade  less frequently and in more limited volumes than the securities of larger companies.  In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Although the fund managers intend to invest the fund's assets in U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

[right margin]
[graphic of triangle]
When determining the size of a company, the fund managers will consider, among other factors, the  capitalization of the company and  the amount of revenues, as well as other information they obtain about the company.

10

EQUITY INCOME FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Equity Income seeks to provide current income. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for securities with a favorable income-paying history that have prospects for income payments to continue or increase. The fund managers also look for securities of companies that they believe are undervalued and have the potential for an increase in price. The fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 85% of the fund's assets invested in income paying secrurities and will keep at least 80% of the fund's assets in EQUITY SECURITIES at all times. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the fund assumes a defensive position, it will  not be pursuing its objective of capital appreciation. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities which may be rated below investment grade.

[right margin]
EQUITY SECURITIES include common stock, preferred stock and securities convertible into common stock.

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

                                                                            11

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the individual stocks purchased by the fund do not continue or increase dividend payments, or if their stock price does not increase, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices generally rising.

The value of the fund's assets invested in bonds and other fixed-income securities will go up and down as prevailing interest rates change. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.

Although the fund managers intend to invest the fund's assets in U.S. stocks, the fund  may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

12

REAL ESTATE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital appreciation. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests at least 80% of its assets in EQUITY SECURITIES issued by real estate  investment trusts (REITs) and companies engaged in the real estate industry. The  fund managers look for real estate securities they believe will provide superior returns  to the fund. They attempt to focus the fund's investments on real estate companies  and REITs with the potential for stock price appreciation, plus strong growth of cash flow to investors.

The fund managers' real estate securities investment philosophy is that consistently  excellent investment results can be achieved through superior stock selection (based on both public equity and private real estate market factors) and risk managed portfolio construction. The fund managers use a disciplined investment process to manage the fund, focusing on superior stock selection rather than sector or theme bets. The portfolio management process relies on a continuous screen of the target universe of investments to identify companies exhibiting superior financial strength, operating returns and growth prospects that are attractively priced at any given time.

The investment style of the fund is growth at a reasonable price. The fund managers  evaluate each company's ability to generate earnings over an earnings cycle, not just for the next one or two years. The fund managers focus research efforts on determining the normalized earnings and earnings growth of a company, from which they determine if the company's current price fully reflects its long-term value.

The fund managers do not attempt to time the market. Under normal market conditions, the fund invests at least 80% of its assets in equity securities issued by real estate  investment trusts (REITs) and companies engaged in the real estate industry. A company is considered to be a real estate company if, in the opinion of the fund managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate. When the managers believe it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible debt  securities, equity-equivalent securities, foreign securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry,  NON-LEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

[right margin]
EQUITY SECURITIES include common stock, preferred stock and securities convertible into common stock.

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

13

WHAT IS A REIT?

A real estate investment trust, or REIT, invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate, and investors receive income from  the rents received and from any profits on the sale of its properties.
Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans.
There are also hybrid REITs, which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund may be subject to many of the same risks as a direct investment in real estate. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.

To the extent the fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due.
Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.
Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund's performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

14

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the specific class of shares of each fund. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed  by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average
Net Assets for the Most Recent Fiscal Year Ended March 31, 2002
                                                          Advisor     C Class
--------------------------------------------------------------------------------
Small Cap Value                                           1.00%       1.25%(1)
--------------------------------------------------------------------------------
Equity Income                                             0.75%       1.00%(1)
--------------------------------------------------------------------------------
Real Estate                                               0.95%       N/A(2)
--------------------------------------------------------------------------------

(1)  Annualized.

(2)  The fund does not offer a C Class of shares.

                                                                             15

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams are identified below.

Equity Income

PHILLIP N. DAVIDSON

Mr. Davidson, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Equity Income since its inception in August
1994. He joined  American Century in September 1993. Prior to joining American
Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as
Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State
University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages Equity Income since October 1996 and Portfolio Manager since
February 1999. He joined American Century in August 1993 as an Investment
Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a CFA charterholder.

Small Cap Value

BENJAMIN Z. GIELE

Mr. Giele, Vice President and Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998 and Portfolio
Manager since February 1999. He joined American Century in May 1998 as an
Investment Analyst. Before joining American Century, he served as an Investment
Analyst at USAA  Investment Management Company from June 1995 to May 1998. He has a bachelor  of arts from Rice University and an MBA in finance and accounting from the  University of Texas-Austin. He is a CFA charterholder.

[right margin]
[graphic of triangle]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people  who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other  investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

16

Real Estate

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century Investment Management, Inc.
has, in turn, hired J.P. Morgan Investment Management Inc. to make the day-to-day investment decisions for the fund. J.P. Morgan Investment Management
Inc. performs this function under the supervision of American Century Investment
Management, Inc. and the fund's Board of Directors.

The portfolio managers on the investment team are identified below:

SCOTT W. BLASDELL

Mr. Blasdell, Portfolio Manager and Analyst, has been a member of the team that manages Real Estate since joining J.P. Morgan Investment Management Inc., in
August 1999. Before joining J.P. Morgan Investment Management Inc., he held a similar position at Merrill Lynch Asset Management from December 1997 to August
1999. From February 1993 to December 1997, he worked at Wellington Management as an analyst and portfolio manager. He has a bachelor's degree in economics from
Williams College and an MBA from Wharton School. He is a CFA charterholder.

The representative of American Century Investment Management, Inc. who oversees the management of the fund is identified as follows:

MARK MALLON

Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior
Vice President, joined American Century in April 1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by
Federated Investors, and had served as President and Chief Executive Officer of
Federated Investment Counseling and Executive Vice President of Federated
Research Corporation since January 1990. Mr. Mallon has a bachelor of arts from
Westminster College and an MBA from Cornell University. He is a CFA charterholder.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

                                                                             17

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS AND C CLASS SHARES

The Advisor Class and C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                $2,500
--------------------------------------------------------------------------------
Traditional IRA                                    $2,500
--------------------------------------------------------------------------------
Roth IRA                                           $2,500
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)(1)      $2,000
--------------------------------------------------------------------------------
UGMA/UTMA                                          $2,500
--------------------------------------------------------------------------------
403(b)                                             $1,000(2)
--------------------------------------------------------------------------------
Qualified Retirement Plans                         $2,500(3)
--------------------------------------------------------------------------------

(1)  Formerly Education IRA.

(2)  For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(3)  The minimum investment requirements may be different for some types of retirement accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[right margin]
[graphic of triangle]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

18

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other  information, and sending confirmation of transactions. If we follow these procedures,  we are not responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your C Class shares within 18 months of their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares. See Contingent Deferred Sales Charge on page 24.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

[right margin]
A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of triangle]
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American  Century account.

                                                                              19

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders  avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid  in securities, please provide us with an unconditional instruction to redeem at least  15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that C Class shares redeemed in this manner may be subject to a sales charge if held less than 18 months. You also may incur tax liability as a result of the redemption.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

20

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its  investment securities.

The funds pay distributions of substantially all of their income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. They may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next  business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[right margin]
[graphic of triangle]
GOOD ORDER means that your  instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

[graphic of triangle]
CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

                                                                              21

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                    Tax Rate for 10%        Tax Rate for
Type of Distribution                and 15% Brackets        All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary income rate    Ordinary income rat
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years) 10%                     20%
--------------------------------------------------------------------------------
Long-term capital gains (>5 years)  8%                      20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long a fund  held the underlying security that was sold, not by how long you have been invested  in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state  and local tax consequences.

[right margin]
[graphic of triangle]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered  by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the  full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

22

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to  withhold and pay to the IRS the applicable federal withholding tax rate on taxable  dividends, capital gains distributions and redemption proceeds.

                                                                              23

MULTIPLE CLASS INFORMATION

American Century offers four classes of the funds: Investor Class, Institutional
Class, Advisor Class, and C Class. The shares offered by this Prospectus are
Advisor Class and C Class shares. Advisor Class and C Class shares are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies. The Real Estate Fund does not offer a C Class of shares.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has  exclusive voting rights with respect to matters solely affecting such class; (d) each class  may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Contingent Deferred Sales Charge

If you sell C Class shares within 18 months of purchasing them, you will pay a
Contingent Deferred Sales Charge (CDSC). The charge is 1.00% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter in accordance with the following chart:

   After 13 months 0.833%
   After 14 months 0.666%
   After 15 months 0.500%
   After 16 months 0.333%
   After 17 months 0.167%
   After 18 months 0.000%

The CDSC is calculated from your date of purchase, and will not be charged on shares acquired through reinvestment of dividends or distributions, increases in the net asset value of shares, or exchanges into the C Class of other American
Century funds. We will redeem shares not subject to the CDSC first, and other shares will be redeemed in the order they were purchased.

24

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class and C Class shares have 12b-1 plans. Under the Advisor Class Plan, the funds' Advisor Class pays an annual fee of 0.50% of
Advisor Class average  net assets, 0.25% for certain shareholder and administrative services and 0.25% for  distribution services. Under the C Class
Plan, the funds' C Class pays an annual fee  of 1.00% of C Class average net assets, 0.25% for certain individual shareholder and administrative services and
0.75% for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make Advisor Class and C Class shares available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. For additional information about the Plans and their terms, see Multiple Class Structure in the Statement of Additional Information.

                                                                              25

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions
*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets
*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets
*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports and the financial statements are included in the funds' annual reports, which are available upon request.

26

SMALL CAP VALUE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

Per-Share Data

                                                                         2002          2001         2000(1)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $6.60         $5.04         $4.73
                                                                     -------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                               --(3)         0.05          0.03
  Net Realized and Unrealized Gain                                       2.21          1.75          0.29
                                                                     -------------------------------------------
  Total From Investment Operations                                       2.21          1.80          0.32
                                                                     -------------------------------------------
Distributions
  From Net Investment Income                                            (0.01)        (0.04)        (0.01)
  From Net Realized Gains                                               (0.18)        (0.20)           --
                                                                     -------------------------------------------
  Total Distributions                                                   (0.19)        (0.24)        (0.01)
                                                                     -------------------------------------------
Net Asset Value, End of Period                                          $8.62         $6.60         $5.04
                                                                     ===========================================
  Total Return(4)                                                       33.74%        36.18%         6.86%

Ratios/Supplemental Data
                                                                         2002          2001         2000(1)
----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.50%          1.50%      1.50%(5)
Ratio of Net Investment Income to Average Net Assets                    0.02%          0.85%      2.21%(5)
Portfolio Turnover Rate                                                   73%           144%       178%(6)
Net Assets, End of Period (in thousands)                             $182,986        $20,600          $91

(1)  December 31, 1999 (commencement of sale) through March 31, 2000.
(2)  Computed using average shares outstanding throughout the period.
(3)  Per-share amount is less than $0.005.
(4)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)  Annualized.
(6) Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2000.

                                                                           27

EQUITY INCOME FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

Per-Share Data

                                                           2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $6.47        $5.50        $5.95        $7.16        $6.31
                                                       -------------------------------------------------------------
Income From Investment Operations
  Net Investment Income(1)                                 0.16         0.17         0.20         0.21         0.23
  Net Realized and Unrealized Gain (Loss)                  0.92         0.96         0.02        (0.24)        2.00
                                                       -------------------------------------------------------------
  Total From Investment Operations                         1.08         1.13         0.22        (0.03)        2.23
                                                       -------------------------------------------------------------
Distributions
  From Net Investment Income                              (0.15)       (0.16)       (0.19)       (0.22)       (0.22)
  From Net Realized Gains                                 (0.04)          --        (0.48)       (0.96)       (1.16)
                                                       -------------------------------------------------------------
  Total Distributions                                     (0.19)       (0.16)       (0.67)       (1.18)       (1.38)
                                                       -------------------------------------------------------------
Net Asset Value, End of Period                            $7.36        $6.47        $5.50        $5.95        $7.16
                                                       =============================================================
  Total Return(2)                                         17.05%       20.55%        3.61%       (0.75)%      37.71%

Ratios/Supplemental Data
                                                           2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.25%        1.25%        1.25%         1.25%       1.25%
Ratio of Net Investment Income to Average Net Assets       2.24%        2.77%        3.16%         3.06%       3.27%
Portfolio Turnover Rate                                     139%         169%         141%          180%        158%
Net Assets, End of Period (in thousands)                 $74,868      $27,887      $20,281       $12,251        $731

(1)  Computed using average shares outstanding throughout the period.
(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places.
     If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

28

REAL ESTATE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

Per-Share Data

                                                             2002           2001         2000         1999(1)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $14.00        $11.74        $12.10        $12.22
                                                          ---------------------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                    0.74          0.68          0.75          0.43
  Net Realized and Unrealized Gain (Loss)                     2.00          2.14         (0.45)        (0.15)
                                                          ---------------------------------------------------------
  Total From Investment Operations                            2.74          2.82          0.30          0.28
                                                          ---------------------------------------------------------
Distributions
  From Net Investment Income                                 (0.52)        (0.56)        (0.66)        (0.28)
  From Net Realized Gains                                       --            --            --         (0.12)
                                                          ---------------------------------------------------------
  Total Distributions                                        (0.52)        (0.56)        (0.66)        (0.40)
                                                          ---------------------------------------------------------
Net Asset Value, End of Period                              $16.22        $14.00        $11.74        $12.10
                                                          =========================================================
  Total Return(3)                                            19.93%        24.28%         2.62%         2.25%

Ratios/Supplemental Data
                                                              2002          2001          2000         1999(1)
-------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             1.45%         1.44%         1.45%      1.45%(4)
Ratio of Net Investment Income to Average Net Assets          4.93%         5.07%         5.70%      5.16%(4)
Portfolio Turnover Rate                                        156%          242%          102%        66%(5)
Net Assets, End of Period (in thousands)                    $16,759        $9,046        $5,353         $449

(1)  October 6, 1998 (commencement of sale) through March 31, 1999.
(2)  Computed using averages shares outstanding throughout the period.
(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)  Annualized.
(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 1999.

                                                                          29

SMALL CAP VALUE FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MARCH 31

Per-Share Data
                                                                  2002(1)
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $7.57
                                                                ---------
Income From Investment Operations
 Net Investment Loss(2)                                           (0.05)
 Net Realized and Unrealized Gain                                  1.23
                                                                ---------
 Total From Investment Operations                                  1.18
                                                                ---------
Distributions
 From Net Investment Income                                          --
 From Net Realized Gains                                          (0.16)
                                                                ---------
 Total Distributions                                              (0.16)
                                                                ---------
Net Asset Value, End of Period                                    $8.59
                                                                =========
 Total Return(3)                                                  15.80%

Ratios/Supplemental Data
                                                                   2002(1)
---------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets               2.25%(4)
Ratio of Net Investment Loss to Average Net Assets            (0.78)%(4)
Portfolio Turnover Rate                                           73%(5)
Net Assets, End of Period (in thousands)                         $3,997

(1) June 1, 2001 (commencement of sale) through March 31, 2002.
(2) Computed using average shares outstanding throughout the period.
(3) Total return assumes reinvestment of dividends and capital gains distributions, if any, and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.
(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

30

EQUITY INCOME FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MARCH 31

Per-Share Data

                                                                  2002(1)
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $6.89
                                                                 ---------
Income From Investment Operations
 Net Investment Income(2)                                          0.07
 Net Realized and Unrealized Gain                                  0.50
                                                                 ---------
 Total From Investment Operations                                  0.57
                                                                 ---------
Distributions
 From Net Investment Income                                       (0.06)
 From Net Realized Gains                                          (0.04)
                                                                 ---------
 Total Distributions                                              (0.10)
                                                                 ---------
Net Asset Value, End of Period                                    $7.36
                                                                 =========
 Total Return(3)                                                   8.45%

Ratios/Supplemental Data
                                                                 2002(1)
---------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets               2.00%(4)
Ratio of Net Investment Income to Average Net Assets            1.36%(4)
Portfolio Turnover Rate                                          139%(5)
Net Assets, End of Period (in thousands)                         $3,960

(1) July 13, 2001 (commencement of sale) through March 31, 2002.
(2) Computed using average shares outstanding throughout the period.
(3) Total return assumes reinvestment of dividends and capital gains distributions, if any, and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.
(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

                                                                           31

NOTES

32

NOTES

                                                                           33

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities  and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for location and hours.

On the Internet          * EDGAR database at www.sec.gov

                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Investment Company Act File No. 811-7820

Fund Reference                       Fund Code               Ticker              Newspaper Listing
-------------------------------------------------------------------------------------------------------
Advisor Class
-------------------------------------------------------------------------------------------------------
    Small Cap Value Fund              886                    ACSCX               SmCpVal
-------------------------------------------------------------------------------------------------------
    Equity Income Fund                738                    TWEAX               EqInc
-------------------------------------------------------------------------------------------------------
    Real Estate Fund                  737                    AREEX               Real
-------------------------------------------------------------------------------------------------------
C Class
-------------------------------------------------------------------------------------------------------
    Small Cap Value Fund              686                    N/A                 SmCpVal
-------------------------------------------------------------------------------------------------------
    Equity Income Fund                438                    N/A                 EqInc
=======================================================================================================

[american century logo and text logo (reg. sm)]
American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575
www.americancentury.com

0207

SH-PRS-30159

[front cover]

Your
American Century
prospectus

INVESTOR CLASS

Equity Index Fund

INSTITUTIONAL CLASS

Equity Index Fund

JULY 31, 2002

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

                                [american century logo and text logo (reg. sm)]

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

This year, you'll notice that we've combined information about Investor Class and Institutional Class shares into one prospectus. It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor Class shares have no up-front or deferred charges, commissions  or
12b-1 fees. They are available directly from American Century. Institutional
Class shares are offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies.
The Institutional Class shares also are available to individuals who meet the minimum investment requirements as outlined in your prospectus.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please visit www.americancentury.com. You'll find information there 24 hours a day, seven days a week that should answer many of your questions. You also may call
1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m.
Central time.

Sincerely,

/s/ Mark Killen
Mark Killen
Senior Vice President
American Century Investment Services, Inc.

[left margin]

              [american century logo and text logo (reg. sm)]

                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

[right margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the margin.

[triangle]
This symbol highlights special information and helpful tips.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Composite Price Index (S&P 500 Index). The fund managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match the investment characteristics of the
S&P 500 Index. To build this portfolio, the fund managers must invest 80% of the fund's assets in the stocks contained in the S&P 500 Index in accordance with their weightings in the index. A more detailed description of the fund's investment strategies and risks begins on page 6.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund's ability to match the performance of the S&P 500 Index may be affected by many factors. The fund managers will use cash flows from purchase and redemption activity to maintain, to the extent feasible, the similarity of the fund's portfolio to the investment characteristics of the S&P 500 Index. Because of the composition of the  S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may  be invested in companies in the same industry or economic sector. As a result, the fund may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with the risks associated with the fund's investment strategy

*  comfortable with the fund's short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with the risks associated with the fund's investment strategy

*  uncomfortable with short-term volatility in the value of your investment

[left margin]

[triangle]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. For current performance information, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

2

FUND PERFORMANCE HISTORY

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

EQUITY INDEX - INVESTOR CLASS

[bar chart data below]

                   Equity Index
------------------------------------------------------------------------------
2002               -12.13%
2001                -9.29%

(1)  As of June 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date return was -13.32%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                Highest                Lowest
------------------------------------------------------------------------------
Equity Index Fund               10.61% (4Q 2001)       -14.90% (3Q 2001)
------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of the fund's Institutional Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

[right margin]

[triangle]
The performance information on this page is designed to help you see how the
Fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[triangle]
For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

                                                                              3

INVESTOR CLASS

For the calendar year ended December 31, 2001      1 year     Life of Fund(1)
------------------------------------------------------------------------------
Equity Index
Return Before Taxes                               -12.13%     -1.91%

Return After Taxes on Distributions               -12.45%     -2.33%

Return After Taxes on Distributions
and Sale of Fund Shares                            -7.39%     -1.70%

S&P 500 Index                                     -11.87%     -1.41%(2)
(reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------

(1)  The inception date for the fund is February 26, 1999.

(2)  Since February 28, 1999, the date closest to the fund's inception for which data is available.

INSTITUTIONAL CLASS

For the calendar year ended December 31, 2001       1 year    Life of Fund(1)
------------------------------------------------------------------------------
Equity Index
Return Before Taxes                                -11.93%    -1.65%

S&P 500 Index                                      -11.87%    -1.41%(2)
(reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------

(1)  The inception date for the fund is February 26, 1999.

(2)  Since February 28, 1999, the date closest to the fund's inception for which data is available.

4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                          $25(1)

(1)  Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with
     American Century for more details.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      Management   Distribution and       Other        Total Annual Fund
                      Fee          Service (12b-1) Fees   Expenses(1)  Operating Expenses
------------------------------------------------------------------------------------------
Investor Class
    Equity Index      0.49%        None                   0.00%        0.49%
------------------------------------------------------------------------------------------
Institutional Class
    Equity Index      0.29%        None                   0.00%        0.29%
------------------------------------------------------------------------------------------

(1)  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                       1 year       3 years      5 years     10 years
-------------------------------------------------------------------------------
Investor Class
    Equity Index       $50          $157         $274        $615
-------------------------------------------------------------------------------
Institutional Class
    Equity Index       $30          $93          $163        $368
-------------------------------------------------------------------------------

[right margin]

[triangle]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

                                                                              5

OBJECTIVES, STRATEGIES AND RISKS

EQUITY INDEX FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Equity Index seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Composite Price Index (S&P 500
Index). The fund managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match the investment characteristics of the S&P 500 Index.

To build this investment portfolio, the fund managers must invest at least 80%
of the fund's assets in the stocks contained in the S&P 500 Index in accordance with their weightings in the index, beginning with the stocks that make up the largest portion of the index. The fund attempts to be fully invested at all times in the stocks that comprise the S&P 500 Index and, in any event, will keep at least 80% of the fund's total assets invested this way.

The S&P 500 Index is an unmanaged index composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's, a division of The McGraw-Hill Companies, Inc., chooses the stocks to be included in the S&P 500 Index. The weightings of stocks in the S&P 500 Index are based on each stock's total MARKET CAPITALIZATION relative to the other stocks contained in the index. Because of this weighting, the fund expects that the 50 largest companies will comprise a large proportion of the S&P 500 Index.

The fund managers do not attempt to time the market. When the managers believe it is prudent, the fund may invest a portion of its assets in NONLEVERAGED stock index futures contracts. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest  in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

"Standard & Poor's(reg.sm)," "S&P 500(reg.sm)" and "S&P(reg.sm)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by American
Century. The fund is not sponsored, endorsed, sold or promoted by Standard &
Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Inclusion of a security in the S&P 500 Index in no way implies an opinion by Standard & Poor's as to its attractiveness as an investment.

[left margin]

MARKET CAPITALIZATION is the value of a company as determined by multiplying the number of shares of its stock outstanding by its current market price per share.

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

6

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund managers' ability to match the performance of the S&P 500 Index may be affected by many factors, such as changes in securities markets, the manner in which the return of the S&P 500 Index is calculated, the size of the fund's portfolio, the amount of cash held in the fund's portfolio, and the amount and timing of shareholder purchases and redemptions. The fund managers will use cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the S&P 500 Index.

It is intended that Equity Index will be diversified to the extent that the S&P
500 Index is diversified. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the stocks contained in the S&P 500 Index, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

                                                                               7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500
Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

The advisor has, in turn, hired Barclays Global Fund Advisors to make the day-to-day investment decisions for the fund. Barclays Global Fund Advisors performs this function under the supervision of American Century Investment
Management, Inc. and the fund's Board of Directors.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the specific class of shares of each fund. The amount of the management fee for the fund is calculated daily and paid monthly in arrears.

Out of the fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds
to the Advisor as a Percentage of
Average t Assets for the Most Recent
Fiscal Year Ended March 31, 2002          Investor Class   Institutional Class
-------------------------------------------------------------------------------
Equity Index                              0.49%            0.29%
-------------------------------------------------------------------------------

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

[left margin]

[triangle]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

8

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account  application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with  signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. Investor Class shareholders  who choose this option are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section.

WAYS TO MANAGE YOUR ACCOUNT
-------------------------------------------------------------------------------
BY TELEPHONE

INVESTOR CLASS

Investor Relations
1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

INSTITUTIONAL CLASS

Service Representative
1-800-345-3533

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares
From another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Representative.

-------------------------------------------------------------------------------
ONLINE

www.americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your
Authorized bank account.

*Online redemptions up to $25,000 per day.

-------------------------------------------------------------------------------
BY MAIL OR FAX

INVESTOR CLASS

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

INSTITUTIONAL CLASS

P.O. Box 419385
Kansas City, MO 64141-6385

Fax
816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

                                                                               9

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
-------------------------------------------------------------------------------

AUTOMATICALLY

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

-------------------------------------------------------------------------------
BY WIRE

INVESTOR AND INSTITUTIONAL CLASS

[triangle]  Please remember, if you request redemptions by wire,
            $10 will be deducted from the amount redeemed.
            Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By mail section. Give your bank the following information to wire money.

* Our bank information
      Commerce Bank N.A.
      Routing No. 101000019
      Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)

*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the Open an account wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

-------------------------------------------------------------------------------
IN PERSON

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                      4917 Town Center Drive
Kansas City, Missouri                 Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday  8 a.m. to 6 p.m., Monday - Friday

1665 Charleston Road                  10350 Park Meadows Drive
Mountain View, California             Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday     8:30 a.m. to 5:30 p.m., Monday - Friday

10

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)
--------------------------------------------------------------------------------
To open an account the minimum investment are:
--------------------------------------------------------------------------------
Individual or Joint                            $10,000
--------------------------------------------------------------------------------
Traditional IRA(1)                             $10,000
--------------------------------------------------------------------------------
Roth IRA(1)                                    $10,000
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)(2)  N/A
--------------------------------------------------------------------------------
UGMA/UTMA                                      $10,000
--------------------------------------------------------------------------------
403(b)                                         $10,000
--------------------------------------------------------------------------------
Qualified Retirement Plans                     $10,000(3)
--------------------------------------------------------------------------------

(1)  To establish a traditional or Roth IRA in the fund, you will need to exchange from another American Century IRA, transfer from another custodian or roll over a minimum of $10,000 in order to meet the fund's minimum.

(2)  Formerly Education IRA.

(3)  The minimum investment requirements may be different for some types of retirement accounts.

ACCOUNT MAINTENANCE FEE (INVESTOR CLASS)

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.
The Institutional Class does not have an account maintenance fee.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

[right margin]

PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Education Savings Accounts (formerly Education IRAs)
and traditional, Roth and Rollover IRAs. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

                                                                              11

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction  must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

[right margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[triangle]
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

12

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[right margin]

[triangle]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

                                                                             13

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[left margin]

GOOD ORDER means that your instructions have been received in the form required by American Century. This  may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

14

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund  within a plan or tax-deferred account generally will not cause you to be taxed. For  information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%      Tax Rate for
Type of Distribution                 and 15% Bracket       All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate  Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                   20%
--------------------------------------------------------------------------------
Long-term capital gains (> 5 years)  8%                    20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in  the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local  tax consequences.

[right margin]

[triangle]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the  full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

                                                                             15

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

16

MULTIPLE CLASS INFORMATION

American Century offers two classes of the fund: Investor Class and
Institutional Class. The shares offered by this Prospectus are Investor Class shares and Institutional Class shares. Investor Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information, call us at 1-800-345-2021. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

                                                                              17

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of
   Average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

18

EQUITY INDEX FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

Per-Share Data

                                              2002      2001       2000      1999(1)
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $4.63     $5.99      $5.20     $5.00
                                           ---------  --------  ---------  ----------
Income From Investment Operations
  Net Investment Income(2)                    0.04      0.05       0.05      0.01
  Net Realized and Unrealized Gain (Loss)    (0.05)    (1.36)      0.83      0.19
                                           ---------  --------  ---------  ----------
  Total From Investment Operations           (0.01)    (1.31)      0.88      0.20
                                           ---------  --------  ---------  ----------
Distributions
  From Net Investment Income                 (0.04)    (0.05)     (0.05)       --
  From Net Realized Gains                       --        --      (0.04)       --
                                           ---------  --------  ---------  ----------
  Total Distributions                        (0.04)    (0.05)     (0.09)       --
                                           ---------  --------  ---------  ----------
Net Asset Value, End of Period               $4.58     $4.63      $5.99     $5.20
                                           =========  ========  =========  ==========
  Total Return(3)                            (0.16)%  (22.04)%    17.17%     4.00%
Ratios/Supplemental Data

                                              2002      2001       2000      1999(1)
-------------------------------------------------------------------------------------
Ratio of Operating Expenses
   to Average Net Assets                      0.49%     0.49%      0.49%     0.49%(4)
Ratio of Net Investment Income
   to Average Net Assets                      0.91%     0.83%      0.94%     1.13%(4)
Portfolio Turnover Rate                          4%       10%        13%          0%
Net Assets, End of Period (in thousands)   $108,760   $71,415    $68,905     $17,010

(1)  February 26, 1999 (inception) through March 31, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

                                                                             19

EQUITY INDEX FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

Per-Share Data

                                              2002       2001       2000     1999(1)
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $4.64      $5.99      $5.20     $5.00
                                           ---------  --------  ---------  ------------
Income From Investment Operations
  Net Investment Income(2)                    0.05       0.06       0.06      0.01
  Net Realized and Unrealized Gain (Loss)    (0.06)     (1.35)      0.84      0.19
                                           ---------  --------  ---------  ------------
  Total From Investment Operations           (0.01)     (1.29)      0.90      0.20
                                           ---------  --------  ---------  ------------
Distributions
  From Net Investment Income                 (0.05)     (0.06)     (0.07)       --
  From Net Realized Gains                       --         --      (0.04)       --
                                           ---------  --------  ---------  ------------
  Total Distributions                        (0.05)     (0.06)     (0.11)       --
                                           ---------  --------  ---------  ------------
Net Asset Value, End of Period               $4.58      $4.64      $5.99     $5.20
                                           =========  ========  =========  ============
  Total Return(3)                            (0.17)%   (21.72)%    17.43%     4.00%
Ratios/Supplemental Data

                                              2002       2001       2000     1999(1)
---------------------------------------------------------------------------------------
Ratio of Operating Expenses
   to Average Net Assets                       0.29%      0.29%     0.29%     0.29%(4)
Ratio of Net Investment Income
   to Average Net Assets                       1.11%      1.03%     1.14%     1.33%(4)
Portfolio Turnover Rate                           4%        10%       13%          0%
Net Assets, End of Period (in thousands)    $449,591   $441,959  $398,560    $264,580

(1)  February 26, 1999 (inception) through March 31, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

20

NOTES

                                                                             21

[back cover]

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities  and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours

On the Internet     * EDGAR database at www.sec.gov

                    * By email request at publicinfo@sec.gov

By mail             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Fund Reference                       Fund Code    Ticker    Newspaper Listing
-------------------------------------------------------------------------------
Investor Class
    Equity Index                     400          ACVIX     EqIndex
-------------------------------------------------------------------------------
Institutional Class
    Equity Index                     500          ACQIX     EqIndex
-------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

[american century logo and text logo (reg. sm)]

AMERICAN CENTURY INVESTMENTS

www.americancentury.com

Investor Class
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575

Institutional Class
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

0207
SH-PRS-30160

American Century
statement of
additional information

JULY 31, 2002

American Century Capital Portfolios, Inc.

Large Company Value Fund
Value Fund
Small Cap Value Fund
Equity Income Fund
Equity Index Fund
Real Estate Fund

This Statement of Additional Information adds to the discussion in the funds'
Prospectuses, dated July 31, 2002, but  is not a prospectus. The Statement of
Additional Information should be read in conjunction with the funds' current
Prospectuses. If you would like a copy of a Prospectus, please contact us at the address or telephone numbers listed on the back cover or visit
www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and  semiannual reports, which are delivered to  all shareholders. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm])

                                                                     1

THE FUNDS' HISTORY

American Century Capital Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 14,
1993. The corporation was known as Twentieth Century Capital Portfolios, Inc.
until January 1997. Throughout this Statement of Additional Information we refer to American Century Capital Portfolios, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of  the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

                                      Investor Class                                Advisor Class
-----------------------------------------------------------------------------------------------------------------
                             Ticker                Inception                Ticker              Inception
Fund                         Symbol                Date                     Symbol              Date
-----------------------------------------------------------------------------------------------------------------
Large Company Value          ALVIX                 07/30/99                 N/A                 10/26/00
-----------------------------------------------------------------------------------------------------------------
Value                        TWVLX                 09/01/93                 TWADX               10/02/96
-----------------------------------------------------------------------------------------------------------------
Small Cap Value              ASVIX                 07/31/98                 ACSCX               12/31/99
-----------------------------------------------------------------------------------------------------------------
Equity Income                TWEIX                 08/01/94                 TWEAX               03/07/97
-----------------------------------------------------------------------------------------------------------------
Equity Index                 ACIVX                 02/26/99                 N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
Real Estate                  REACX                 09/21/95                 AREEX               10/06/98
-----------------------------------------------------------------------------------------------------------------

                                  Institutional Class                                   C Class
-----------------------------------------------------------------------------------------------------------------
                             Ticker                Inception                Ticker              Inception
Fund                         Symbol                Date                     Symbol              Date
-----------------------------------------------------------------------------------------------------------------
Large Company Value          N/A                   8/10/01                  N/A                 11/07/01
-----------------------------------------------------------------------------------------------------------------
Value                        AVLIX                 07/31/97                 N/A                 6/4/01
-----------------------------------------------------------------------------------------------------------------
Small Cap Value              ACVIX                 10/26/98                 N/A                 6/1/01
-----------------------------------------------------------------------------------------------------------------
Equity Income                ACIIX                 07/08/98                 N/A                 7/13/01
-----------------------------------------------------------------------------------------------------------------
Equity Index                 ACQIX                 02/26/99                 N/A                 N/A
-----------------------------------------------------------------------------------------------------------------
Real Estate                  REAIX                 06/16/97                 N/A                 N/A
-----------------------------------------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 4. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Large Company Value, Value, Small Cap Value and Equity Income are each diversified as defined in the Investment Company Act of 1940 (the Investment
Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

2

Equity Index and Real Estate are non-diversified as defined in the Investment
Company Act. Non-diversified means that the proportion of the funds' assets that may be invested in the securities of a single issuer is not limited by the
Investment Company Act.

It is intended that Equity Index will be diversified to the extent that the S&P
500 Index is diversified. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments vary according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund generally will consist of common stocks and equity-equivalent securities.
However, subject to the specific limitations applicable to a fund, the fund management teams may invest the assets of each fund in varying amounts using other investment techniques, such as those reflected in the table below, when such a course is deemed appropriate to pursue a fund's investment objective.
Senior securities that are high-grade issues, in the opinion of the managers, also may be purchased for defensive purposes.

Income is a primary or secondary objective of the Large Company Value, Value,
Small Cap Value, Equity Income and Real Estate funds. As a result, a portion of the portfolio of each of these funds may consist of debt securities.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested. However, under exceptional conditions, the funds may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.

The managers may use stock index futures and options as a way to expose the funds' cash assets to the market while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage the funds' portfolios, so there is no greater market risk to the funds than if they purchase stocks. See
Derivative Securities, page 8, and Short-Term Securities, page 10 and Futures and Options, page 11.

                                                                             3

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult the table below. An "x" indicates that the fund may invest in a particular investment vehicle.

                                      Large Company                      Small Cap       Equity        Equity       Real Estate
                                          Value            Value           Value         Income         Index
------------------------------------------------------------------------------------------------------------------------------------
Equity Equivalent Securities                x                x               x              x            x              x
------------------------------------------------------------------------------------------------------------------------------------
Debt Securities                             x                x               x              x            x              x
------------------------------------------------------------------------------------------------------------------------------------
Foreign Securities                         35%              35%             35%            35%           x              x
------------------------------------------------------------------------------------------------------------------------------------
Convertible Debt Securities                 x                x               x              x            x              x
------------------------------------------------------------------------------------------------------------------------------------
Short Sales                                 x                x               x              x            x              x
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Lending                        33 1/3%          33 1/3%         33 1/3%        33 1/3%         33 1/3%       33 1/3%
------------------------------------------------------------------------------------------------------------------------------------
Derivative Securities                       x                x               x              x            x              x
------------------------------------------------------------------------------------------------------------------------------------
Investments in Companies with
Limited Operating Histories                5%               5%              5%             5%            5%             5%
------------------------------------------------------------------------------------------------------------------------------------
Other Investment Companies                 10%              10%             10%            10%          10%            10%
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                       x                x               x              x            x              x
------------------------------------------------------------------------------------------------------------------------------------
When-Issued and Forward
Commitment Agreements                       x                x               x              x            x              x
------------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities                        15%              15%             15%            15%          15%            15%
------------------------------------------------------------------------------------------------------------------------------------
Restricted Securities                       x                x               x              x            x              x
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities                       x                x               x              x            x              x
------------------------------------------------------------------------------------------------------------------------------------
Futures and Options                         x                x               x              x            x              x
------------------------------------------------------------------------------------------------------------------------------------
Forward Currency
Exchange Contracts                          x                x               x              x            x              x
------------------------------------------------------------------------------------------------------------------------------------

Equity Equivalent Securities

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Each fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the advisor. A fund's investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations.
These securities have speculative characteristics and present more credit risk than  investment-grade obligations. For a description of the S&P and Moody's ratings categories, see Explanation of Fixed-Income Securities Ratings, page 50.
Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in the Foreign Securities, page 6, are an example of the type of derivative security in which a fund might invest.

4

Debt Securities

Each of the funds may invest in debt securities. The primary or secondary investment objective of Large Company Value, Value, Small Cap Value, Equity
Income and Real Estate is income creation. As a result, these funds may invest in debt securities when the fund managers believe such securities represent an attractive investment for the funds. These funds may invest in debt securities for income or as a defensive strategy when the managers believe adverse economic or market conditions exist.

Equity Index invests in debt securities primarily for cash management. The debt securities that Equity Index invests in are generally short-term.

The value of the debt securities in which the funds may invest will fluctuate based  upon changes in interest rates and the credit quality of the issuer. Debt securities that  are part of a fund's fixed-income portfolio will be limited primarily to "investment-grade" obligations. However, each fund may invest up to
5% of its assets in "high-yield"  securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating  organization (for example, at least Baa by Moody's Investors Service, Inc. or BBB by  Standard &
Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk, non-convertible debt obligations that are rated below investment-grade securities,  or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which  the high-yield portion of a fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P, or their equivalent, are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the  investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the fund's investment objective. See Explanation of  Fixed-Income
Securities Ratings, page 50.

If the aggregate value of high-yield securities exceeds 5%
because of their market  appreciation or other assets' depreciation, the funds will not necessarily sell them. Instead, the fund managers will not purchase additional high-yield securities until their value is less than 5% of the fund's assets. Fund managers will monitor these investments to determine whether holding them will likely help the fund meet its investment objectives.

In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

Even though the funds will invest primarily in equity securities, under exceptional market or economic conditions, the funds may temporarily invest all or a substantial portion of their assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).

To the extent that a fund assumes a defensive position, it will not be investing for capital growth.

                                                                               5

Foreign Securities

Each fund may invest in the securities of foreign issuers, including foreign governments and their agencies, when these securities meet their standards of selection. In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weighting given to each of these factors will vary depending on the circumstances in a given case.

The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. Depositary receipts, depositary shares or similar instruments are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

The funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, foreign governments and their agencies. The funds will limit their purchase of foreign securities to those of issuers whose principal business activities are located in developed countries. The funds consider developed  countries to include Australia,
Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal,
Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control  regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

6

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest have substantially less trading volume than the principal
U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The funds' inability to make intended security purchases due to clearance and settlement problems could cause them to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there may be a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for  capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to  benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations.
In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinate to other similar but nonconvertible debt securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar non-convertible securities.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus

                                                                               7

an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the collateral account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price will be maintained by the fund's custodian. There will be additional  transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or
*  by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in derivative securities. Generally, a derivative security is a financial arrangement, having a value based on, or derived from, a traditional security, asset or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to  use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in  those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;
*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;
*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and
*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in  derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a

8

derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investment in Companies with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding these issuers, when available, may be incomplete or inaccurate.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the  repurchase date. If the seller defaults, the fund may incur costs in disposing of the  collateral, which would reduce the amount realized. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the  U.S. government and its agencies and instrumentalities, and will enter into such  transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days, but not more than 120 days, later).

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash and carry,

                                                                              9

or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and  simultaneously enter into a forward commitment agreement to buy it back at a future  date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in  an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the  when-issued securities themselves
(which may have a market value greater or less  than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A  securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such  securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of
Directors has delegated the day-to-day function of determining the liquidity of
Rule 144A securities to the fund managers. The board retains the responsibility to monitor the  implementation of the guidelines and procedures it has adopted.

Because the secondary market for these securities is limited to certain qualified  institutional investors, their liquidity may be limited accordingly and a fund may,  from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on that fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

10

*  Commercial Paper;
*  Certificates of Deposit and Euro Dollar Certificates of Deposit;
*  Bankers' Acceptances;
*  Short-term notes, bonds, debentures or other debt instruments; and
*  Repurchase agreements.

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These  investments may include investments in money market funds managed by the advisor.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other mutual funds provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in these securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets of any investment company; and (c) 10% of a fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the funds' securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices provided that the transactions are consistent with the fund's  investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers may engage in futures and options transactions based on specific securities,

                                                                              11

such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the
Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an  opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently,  it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise do so.
In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

12

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount  that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached  in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation, to sell the futures contract (a put option) or to buy the contract (a call option)  at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it expired.

Restrictions on the Use of Futures Contracts and Options

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, page 8.

The funds expect to use forward currency contracts under two circumstances:

(1) When the fund managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the fund managers would be able to enter into a forward currency contract to do so; or

(2) When the fund managers believe the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction,

                                                                            13

the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either  denominated in, or whose value is tied to, such foreign currency. The fund will segregate enough cash or securities on its records to cover its obligations under the contract.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of foreign currencies will change due to market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio  security and make delivery of the foreign currency, or it may retain the security and  terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency that the fund is obligated to deliver.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following policies apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment
Company Act.

Subject         Policy
--------------------------------------------------------------------------------
Senior          A fund may not issue senior securities, except as
Securities      permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing       A fund may not borrow money, except for temporary or
                emergency purposes (not for leveraging or investment) in an amount exceeding 331?3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending         A fund may not lend any security or make any other loan
                if, as a result, more than 331?3% of the fund's total assets would be lent to other parties except, (i) through  the purchase of debt securities in accordance with its investment objectives, policies and limitations, or (ii) by engaging in repurchase agreements with respect to  portfolio securities.
--------------------------------------------------------------------------------

14

Subject         Policy
--------------------------------------------------------------------------------
Real Estate     A fund may not purchase or sell real estate unless
                acquired as a result of ownership of securities or other
                instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration   Large Company Value, Value, Small Cap Value and Equity Income
                may not concentrate their investments in securities of issuers in a particular industry (other than securities issued or
                guaranteed by the U.S. government or any of its  agencies or instrumentalities). Equity Index may be concentrated to the extent  that the S&P 500 is concentrated.
--------------------------------------------------------------------------------
Underwriting    A fund may not act as an underwriter of securities issued
                by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities     A fund may not purchase or sell physical commodities
                unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control         A fund may not invest for purposes of exercising control
                over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit these transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in  repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, Large
Company Value, Value, Small Cap Value and Equity Income shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government; any state, territory or possession of the United
    States; the District of Columbia; or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of  their parents;

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a  separate industry; and

(d) personal credit and business credit businesses will be considered separate industries.

15

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject         Policy
--------------------------------------------------------------------------------
Leveraging      A fund may not purchase additional investment securities at any time when outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity       A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to
                payment of principal and interest within seven days, and
                securities that are illiquid by virtue of legal or
                contractual restrictions on resale or the absence of a
                readily available market.
--------------------------------------------------------------------------------
Short Sales     A fund may not sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin          A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------
Futures and     A fund may enter into futures contracts and write and buy put
Options         and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it
                invested.
--------------------------------------------------------------------------------
Issuers with    A fund may invest up to 5% of its assets in the securities of
Limited         issuers with limited operating histories. An issuer is
Operating       considered to have a limited operating history if it has a
Histories       record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

Transactions with Subadvisor Affiliates

As described in further detail under the section titled Investment Advisor, J.P.
Morgan Investment Management Inc. (JPMIM) is subadvisor to the Real Estate Fund pursuant to an agreement with American Century Investment Management, Inc.

The subadvisor, a wholly owned subsidiary of J.P. Morgan Chase & Co. (J.P.
Morgan Chase) and a corporation organized under the laws of the State of
Delaware, is a  registered investment adviser under the Investment Advisers Act of 1940, as amended. The subadvisor is located at 522 Fifth Avenue, New York,
New York 10036.

J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessors, has been in the banking and investment advisory business for over
100 years and today, through JPMIM and its other subsidiaries (such as, Morgan
Guaranty Trust Company of New York [Morgan Guaranty], J.P. Morgan Securities
Inc., and J.P. Morgan Securities Ltd.), offers a wide range of banking and investment management services to governmental, institutional, corporate and individual clients. These subsidiaries are hereafter referred to as Morgan affiliates.

16

J.P. Morgan Securities Inc. is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers. It is active as a dealer in U.S. government securities and an underwriter of and dealer in U.S.
government agency securities and money market instruments.

J.P. Morgan Securities Ltd. underwrites, distributes, and trades international securities, including Eurobonds, commercial paper, and foreign government bonds.
J. P. Morgan Chase issues commercial paper and long-term debt securities. Morgan
Guaranty and  some of its affiliates issue certificates of deposit and create bankers' acceptances.

The Real Estate Fund will not invest in securities issued or created by a Morgan affiliate.

Certain activities of Morgan affiliates may affect the Real Estate Fund's portfolio or the markets for securities in which the fund invests. In particular, activities of Morgan  affiliates may affect the prices of securities held by the fund and the supply of issues  available for purchase by the fund.
Where a Morgan affiliate holds a large portion of a given issue, the price at which that issue is traded may influence the price of similar  securities the fund holds or is considering purchasing.

The Real Estate Fund will not purchase securities directly from Morgan affiliates, and the size of Morgan affiliates' holdings may limit the selection of available securities in a  particular maturity, yield, or price range. The fund will not execute any transactions with Morgan affiliates and will use only unaffiliated broker-dealers. In addition, the fund will not purchase any securities of U.S. government agencies during the existence of an  underwriting or selling group of which a Morgan affiliate is a member, except to the  extent permitted by law.

The Real Estate Fund's ability to engage in transactions with Morgan affiliates is restricted by the SEC and the Federal Reserve Board. In JPMIM's opinion, these limitations should not significantly impair the fund's ability to pursue its investment objectives. However, there may be circumstances in which the fund is disadvantaged by these limitations compared to other funds with similar investment objectives that are not subject to these limitations.

In acting for its fiduciary accounts, including the Real Estate Fund, JPMIM will not discuss its investment decisions or positions with the personnel of any
Morgan affiliate. JPMIM has informed the fund that, in making investment decisions, it will not obtain or use material, non-public information in the possession of any division or department of JPMIM or other Morgan affiliates.

The commercial banking divisions of Morgan Guaranty and its affiliates may have deposit, loan, and other commercial banking relationships with issuers of securities the Real Estate Fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities purchased by the fund. Except as may be permitted by applicable law, the fund will not purchase securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan Guaranty. JPMIM will not cause the fund to make investments for the direct purpose of benefiting other commercial interests of Morgan affiliates at the fund's expense.

                                                                             17

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is shown in the Financial Highlights tables in that fund's Prospectus.

Large Company Value

The fund managers of Large Company Value purchase portfolio securities with a view to the long-term investment merits of each security and, consequently, the fund may hold its investment securities for several years. However, the decision to purchase or sell any security is ultimately based upon the anticipated contribution of the security to the stated objective of the fund. In order to achieve the fund's objective, the fund managers may sell a given security regardless of the time it has been held in the portfolio. Portfolio turnover may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income. In addition, the fund managers may sell some securities to realize losses that can be used to offset realized capital gains. They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of the security. Higher turnover would also generate correspondingly higher brokerage commissions, which is a cost the fund pays directly.

Other Funds

The fund managers will purchase and sell securities regardless of the length of time the security has been held. Accordingly, the funds' portfolio turnover rates may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objectives, the fund managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is in order to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains  realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low; and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

18

S&P 500 INDEX

The Equity Index fund seeks to achieve a 95% or better correlation between its total  return and the total return of the S&P 500 Index. Correlation is measured by comparing the fund's monthly total returns to those of the S&P 500 over the most recent 36-month period.

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P)
, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to American Century is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of American Century or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index.
S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data it includes and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to the results to be obtained by the fund, owners of the fund, or any other person or entity from the use of the S&P 500 Index or any data included therein.
S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of  such damages.

In the future, the fund may select a different index if such a standard of comparison  is deemed to be more representative of the performance of the securities the fund seeks  to match.

                                                                             19

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Those listed as interested directors are "interested"  primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned  subsidiaries, including the funds' investment adviser, American
Century Investment Management, Inc. (ACIM); the funds'  principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors, (more than two-thirds of the total number) are independent;
that is, they are not employees or officers  of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                  in Fund
                                   Position(s)     Length                                         Complex            Other
                                   Held            of Time                                        Overseen           Directorships
                                   with            Served    Principal Occupation(s)              by                 Held by
Name, Address (Age)                Fund            (years)   During Past 5 Years                  Director           Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Directors
------------------------------------------------------------------------------------------------------------------------------------
James E. Stowers, Jr.              Director,       43        Chairman, Director and               37                 None
4500 Main Street                   Chairman                  controlling shareholder, ACC
Kansas City, MO 64111              of the                    Chairman, ACIM, ACSC and
(78)                               Board                     other ACC subsidiaries
                                                             Director, ACIM, ACSC and
                                                             other ACC subsidiaries(1)
------------------------------------------------------------------------------------------------------------------------------------
James E. Stowers III               Director,       11        Co-Chairman, ACC                     76                 None
4500 Main Street                   Chairman                  (September 2000 to present)
Kansas City, MO 64111              of the                    Chief Executive Officer, ACC
(43)                               Board                     (June 1996 to September 2000)
                                                             Chief Executive Officer,
                                                             ACIM, ACSC and
                                                             other ACC subsidiaries
                                                             Director, ACC, ACIM, ACSC
                                                             and other ACC subsidiaries
                                                             President, ACC
                                                             (January 1995 to June 1997)
                                                             President, ACIM and ACSC
                                                             (April 1993 to August 1997)
------------------------------------------------------------------------------------------------------------------------------------
Independent Directors
------------------------------------------------------------------------------------------------------------------------------------
Thomas A. Brown                    Director        21        Strategic Account                    37                 None
4500 Main Street                                             Implementation Manager,
Kansas City, MO 64111                                        Applied Industrial
(62)                                                         Technologies, Inc.,
                                                             a corporation engaged in
                                                             the sale of bearings and
                                                             power transmission products
------------------------------------------------------------------------------------------------------------------------------------
Robert W. Doering, M.D.            Director        Less      Retired, formerly a                  37                 None
4500 Main Street                   Emeritus(2)     than      general surgeon
Kansas City, MO 64111                              1
year
(69)
------------------------------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.              Director        4         Senior Vice President,               37                 Director,
4500 Main Street                                             Midwest Research Institute                              Midwest
Kansas City, MO 64111                                                                                                Research
(57)                                                                                                                 Institute
------------------------------------------------------------------------------------------------------------------------------------

20

                                                                                                Number of
                                                                                                Portfolios
                                                                                                in Fund
                                  Position(s)     Length                                        Complex        Other
                                  Held            of Time                                       Overseen       Directorships
                                  with            Served   Principal Occupation(s)              by             Held by
Name, Address (Age)               Fund            (years)  During Past 5 Years                  Director       Director
------------------------------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock                   Director        5        Retired, formerly Chairman,          37             Director, RMI.NET
4500 Main Street                                           Public Service Company                              Inc., Hathaway
Kansas City, MO 64111                                      of Colorado                                         Corporation and J.D.
(67)                                                                                                           Edwards & Company
------------------------------------------------------------------------------------------------------------------------------------
Donald H. Pratt                   Director,       6        Chairman,                            37             Director, Butler
4500 Main Street                  Vice                     Western Investments, Inc.                           Manufacturing
Kansas City, MO 64111             Chairman                 Chairman of the Board,                              Company
(64)                              of the Board             Butler Manufacturing Company
                                                                                                               Director, Atlas-
                                                                                                               America Inc. Copco,
                                                                                                               North America Inc
------------------------------------------------------------------------------------------------------------------------------------
Gale E. Sayers                    Director        1        President, Chief Executive           37             None
4500 Main Street                                           Officer and Founder,
Kansas City, MO 64111                                      Sayers Computer Source
(59)
------------------------------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord            Director        7        Senior Vice President,               37             Director, DST
4500 Main Street                                           Finance-Global Markets Group,                       Systems, Inc.
Kansas City, MO 64111                                      Sprint Corporation
(56)
------------------------------------------------------------------------------------------------------------------------------------
Timothy S. Webster                Director        Less     President and Chief                  37             None
4500 Main Street                                  than     Executive Officer,
Kansas City, MO 64111                             1 year   American Italian Pasta
(40)                                                       Company
------------------------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------------------------
William M. Lyons                  President       1        Chief Executive Officer, ACC         Not            Not
4500 Main St.                                              and other ACC subsidiaries           applicable     applicable
Kansas City, MO 64111                                      (September 2000 to present)
(46)                                                       President, ACC
                                                           (June 1997 to present)
                                                           Chief Operating Officer, ACC
                                                           (June 1996 to September 2000)
                                                           General Counsel, ACC,
                                                           ACIM, ACIS, ACSC and
                                                           other ACC subsidiaries
                                                           (June 1989 to June 1998)
                                                           Executive Vice President, ACC,
                                                           (January 1995 to June 1997)
                                                           Also serves as: Executive Vice
                                                           President and Chief Operating
                                                           Officer, ACIM, ACIS, ACSC
                                                           and other ACC subsidiaries, and
                                                           Executive Vice President of
                                                           other ACC subsidiaries
------------------------------------------------------------------------------------------------------------------------------------
Robert T. Jackson                 Executive       6        Chief Administrative Officer,        Not applicable   Not applicable
4500 Main St.                     Vice                     ACC (August 1997 to present)
Kansas City, MO 64111             President                Chief Financial Officer, ACC
(56)                              and                      (May 1995 to present)
                                  Chief                    President, ACSC
                                  Financial                (January 1999 to present)
                                  Officer                  Executive Vice President,
                                                           ACC (May 1995 to present)
                                                           Also serves as: Executive
                                                           Vice President and Chief
                                                           Financial Officer, ACIM, ACIS
                                                           and other ACC subsidiaries,
                                                           and Treasurer of ACC and
                                                           other ACC subsidiaries
------------------------------------------------------------------------------------------------------------------------------------

21

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                  in Fund
                                   Position(s)     Length                                         Complex         Other
                                   Held            of Time                                        Overseen        Directorships
                                   with            Served    Principal Occupation(s)              by              Held by
Name, Address (Age)                Fund            (years)   During Past 5 Years                  Director        Director
------------------------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA               Senior          1         Senior Vice President and            Not applicable  Not applicable
4500 Main St.                      Vice                      Assistant Treasurer, ACSC
Kansas City, MO 64111              President,
(46)                               Treasurer
                                   and Chief
                                   Accounting
                                   Officer
------------------------------------------------------------------------------------------------------------------------------------
David C. Tucker                    Senior          1         Senior Vice President, ACIM,         Not applicable  Not applicable
4500 Main St.                      Vice                      ACIS, ACSC and other ACC
Kansas City, MO 64111              President                 subsidiaries
(44)                               and                       (June 1998 to present)
                                   General                   General Counsel, ACC, ACIM,
                                   Counsel                   ACIS, ACSC and other
                                                             ACC subsidiaries
                                                             (June 1998 to present)
                                                             Consultant to mutual
                                                             fund industry
                                                             (May 1997 to April 1998)
                                                             Vice President and General
                                                             Counsel, Janus Companies
                                                             (1990 to 1997)
------------------------------------------------------------------------------------------------------------------------------------
Robert Leach                       Controller      4         Vice President, ACSC                 Not applicable  Not applicable
4500 Main St.                                                (February 2000 to present)
Kansas City, MO 64111                                        Controller-Fund Accounting,
(36)                                                         ACSC
------------------------------------------------------------------------------------------------------------------------------------
C. Jean Wade                       Controller      8         Vice President, ACSC                 Not applicable  Not applicable
4500 Main St.                                                (February 2000 to present)
Kansas City, MO 64111                                        Controller-Fund Accounting,
(38)                                                         ACSC
------------------------------------------------------------------------------------------------------------------------------------
Jon Zindel                         Tax Officer     4         Vice President, Corporate Tax,       Not applicable  Not applicable
4500 Main St.                                                ACSC (April 1998 to present)
Kansas City, MO 64111                                        Vice President, ACIM, ACIS and
(35)                                                         other ACC subsidiaries
                                                             (April 1999 to present)
                                                             President, American Century
                                                             Employee Benefit Services, Inc.
                                                             (January 2000 to December 2000)
                                                             Treasurer, American Century
                                                             Employee Benefit Services, Inc.
                                                             (December 2000 to present)
                                                             Treasurer, American Century
                                                             Ventures, Inc.
                                                             (December 1999 to January 2001)
                                                             Controller, ACSC
                                                             (July 1996 to April 1998)
------------------------------------------------------------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(2) Dr. Robert Doering resigned as a full-time director, effective November 5,
    2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr.
    Doering is not a director or a member of the board, and has no voting power relating to fund operations. He is not an interested person of the funds or
    ACIM. He receives an annual stipend of $2,500 for his services.

22

On December 23, 1999, American Century Services Corporation (ACSC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office  software for transfer agency services provided by ACSC (the Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through
November 30, 2001, DST received $19,600,000 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2001, was approximately $1.67 billion.

Ms. Strandjord is a director of DST and a holder of 53,000 shares of DST common stock, which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the  Agreement. However, the Board of Directors of the funds was not required to nor did  it approve or disapprove the Agreement, since the provision of the services covered by  the Agreement is within the discretion of
ACSC.  DST was chosen by ACSC for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as
ACSC. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms.
Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the negotiations between ACSC and DST; and her status as a director of either DST or the funds was not a factor in the negotiations.
The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this
Agreement does not impair Ms. Strandjord's ability to serve as an independent director under the Investment Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor.  In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility.  Consequently, the directors may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board, to any agent or employee of the funds, or to any custodian, transfer or investor servicing agent, or  principal underwriter.  Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

                                                                             23

COMMITTEES

The board has four standing committees to oversee specific functions of the funds' operations. Information about these  committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                                                  Number of
                                                                                                                  Meetings Held
                                                                                                                  During Last
Committee              Members                        Function                                                    Fiscal Year
------------------------------------------------------------------------------------------------------------------------------------
Executive              James E. Stowers, Jr.          The Executive Committee performs the functions              0
                       James E. Stowers III           of the Board of Directors between Board meetings,
                       Donald H. Pratt                subject to the limitations on its power set out in
                                                      the Maryland General Corporation Law, and except
                                                      for matters required by the Investment Company
                                                      Act to be acted upon by the whole Board.
------------------------------------------------------------------------------------------------------------------------------------
Compliance             Andrea C. Hall, PhD            The Compliance and Shareholder Communications               4
and Shareholder        Thomas A. Brown                Committee reviews the results of the funds'
Communications         Gale E. Sayers                 compliance testing program, reviews quarterly
                       Timothy S. Webster             reports from the Communications advisor
                                                      to the Board regarding various compliance matters
                                                      and monitors the implementation of the funds'
                                                      Code of Ethics, including any violations.
------------------------------------------------------------------------------------------------------------------------------------
Audit                  D.D. (Del) Hock                The Audit Committee recommends the engagement               4
                       Donald H. Pratt                of the funds' independent auditors and oversees its
                       M. Jeannine Strandjord         activities. The Committee receives reports from the
                                                      advisor's Internal Audit Department, which is
                                                      accountable to the Committee. The Committee also
                                                      receives reporting about compliance matters
                                                      affecting the funds.
------------------------------------------------------------------------------------------------------------------------------------
Board Governance       Donald H. Pratt                The Board Governance Committee primarily considers and      0
                       M. Jeannine Strandjord         recommends individuals for nomination as directors.
                       Thomas A. Brown                The names of potential director candidates are
                                                      drawn from a number of sources, including
                                                      recommendations from members of the Board,
                                                      management and shareholders. This committee also
                                                      reviews and makes recommendations to the Board
                                                      with respect to the composition of Board committees
                                                      and other Board-related matters, including its
                                                      organization, size, composition, responsibilities,
                                                      functions and compensation.
------------------------------------------------------------------------------------------------------------------------------------

24

COMPENSATION OF DIRECTORS

The directors serve as directors for six American Century investment companies.
Each director who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the six investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

Aggregate Director Compensation for Fiscal Year Ended March 31, 2002
--------------------------------------------------------------------------------
                           Total             Total Compensation
                           Compensation      from the
                           from the          American Century
Name of Director           Funds(1)          Family of Funds(2)
--------------------------------------------------------------------------------
Thomas A. Brown            $5,842            $73,000
--------------------------------------------------------------------------------
Robert W. Doering, M.D.    $3,547            $49,167
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.      $5,900            $73,000
--------------------------------------------------------------------------------
D.D. (Del) Hock            $5,834            $72,500
--------------------------------------------------------------------------------
Donald H. Pratt            $6,027            $75,000
--------------------------------------------------------------------------------
Gale E. Sayers             $5,713            $71,000
--------------------------------------------------------------------------------
M. Jeannine Strandjord     $5,835            $73,000
--------------------------------------------------------------------------------
Timothy S. Webster()(3)    $2,888            $29,667
--------------------------------------------------------------------------------

(1) Includes compensation paid to the directors during the fiscal year ended
    March 31, 2002, and also includes amounts deferred at the election of the directors under the Amended and Restated American Century Mutual Funds
    Deferred Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows:
    Mr. Brown, $13,200; Dr. Hall, $65,000; Mr. Hock, $65,000; Mr. Pratt,
    $16,583; and  Mr. Sayers, $53,500.

(2) Includes compensation paid by the six investment company members of the
    American Century family of funds served by this Board.

(3) Mr. Webster joined the board on November 16, 2001.

The funds have adopted the Amended and Restated American Century Deferred
Compensation Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors.  The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the
American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

                                                                             25

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2001, as shown in the table below:

                                                                                  Name of Directors

                                                                      --------------------------------------------------------------
                                                  James E.           James E.         Thomas A.        Robert W.        Andrea C
                                                Stowers, Jr.        Stowers III         Brown          Doering        Hall, Ph.D.
------------------------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
------------------------------------------------------------------------------------------------------------------------------------
  Large Company Value Fund                            A                  A                A              A                A
------------------------------------------------------------------------------------------------------------------------------------
  Value Fund                                          A                  A                C              E                A
------------------------------------------------------------------------------------------------------------------------------------
  Small Cap Value Fund                                A                  A                B              A                A
------------------------------------------------------------------------------------------------------------------------------------
  Equity Income Fund                                  A                  A                A              A                A
------------------------------------------------------------------------------------------------------------------------------------
  Equity Index Fund                                   A                  A                A              A                A
------------------------------------------------------------------------------------------------------------------------------------
  Real Estate Fund                                    A                  A                A              A                A
------------------------------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                        E                  E                E              E                D
------------------------------------------------------------------------------------------------------------------------------------
Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More than $100,000

                                                                                   Name of Directors

                                                                --------------------------------------------------------------------

                                                 D.D. (Del)           Donald           Gale E.        M. Jeannine        Timothy
                                                    Hock             H. Pratt          Sayers         Strandjord         Webster
------------------------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
------------------------------------------------------------------------------------------------------------------------------------
  Large Company Value Fund                            A                  A                A              A                A
------------------------------------------------------------------------------------------------------------------------------------
  Value Fund                                          C                  C                A              E                A
------------------------------------------------------------------------------------------------------------------------------------
  Small Cap Value Fund                                A                  A                A              A                A
------------------------------------------------------------------------------------------------------------------------------------
  Equity Income Fund                                  E                  A                A              A                A
------------------------------------------------------------------------------------------------------------------------------------
  Equity Index Fund                                   A                  A                A              A                A
------------------------------------------------------------------------------------------------------------------------------------
  Real Estate Fund                                    D                  C                A              A                A
------------------------------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                        E                  E                C              E                 A
------------------------------------------------------------------------------------------------------------------------------------
Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More than $100,000

CODES OF ETHICS

The funds, their investment advisor, principal underwriter and subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act and these codes of ethics permit personnel subject to the codes to invest in securities, including  securities that may be purchased or held by the funds, provided that they first obtain approval from the appropriate compliance department before making such investments.

26

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July 1, 2002, the following companies were the record owners of more than
5% of the outstanding shares of any class of a fund.

                                                                Percentage of
                                                                Outstanding Shares
Fund                 Shareholder                                Owned
--------------------------------------------------------------------------------
Large Company Value
--------------------------------------------------------------------------------
   Investor Class
                     American Century Investment
                     Management Inc.                            15%
                     Kansas City, Missouri

                     American Century Services Corp             8%
                     KPESP 2018 Aggressive
                     Kansas City, Missouri

                     American Century Services Corp             5%
                     KPESP 2015 Aggressive
                     Kansas City, Missouri
--------------------------------------------------------------------------------
   Advisor Class
                     Charles Schwab & Co.                       92%
                     San Francisco, California

                     National Financial Services LLC            7%
                     New York, New York
--------------------------------------------------------------------------------
   Institutional Class
                     UMB TR                                     69%
                     American Century Services Corporation
                     Stock Option Surrender Plan Trust
                     Kansas City, Missouri

                     Trustees of American Century               10%
                     P/S & 401K Savings Plan & Trust
                     Kansas City, Missouri

                     UMB TR American Century                    8%
                     Executive Deferred Comp
                     Kansas City, Missouri
--------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------
   Investor Class
                     Charles Schwab & Company                   5%
                     San Francisco, California
--------------------------------------------------------------------------------
   Institutional Class
                     Chase Manhattan Bank as Trustee for        25%
                     Robert Bosch Corporation
                     New York, New York

                     UMB Bank TR                                16%
                     BAE Employees Svgs Inv Plan Trust
                     Kansas City, Missouri

                     Wells Fargo Bank                           16%
                     FBO WF Financial
                     Thrift & Profit Sharing Plan
                     Minneapolis, Minnesota

                     Nationwide Insurance Company               12%
                     Columbus, Ohio

                     Trustees of American Century P/S &         7%
                     401(k) Savings Plan & Trust
                     Kansas City, Missouri
--------------------------------------------------------------------------------

                                                                             27

                                                                Percentage of
                                                                Outstanding Shares
Fund                 Shareholder                                Owned
--------------------------------------------------------------------------------
   Institutional Class
                     Chase Manhattan Bank as Trustee for        6%
                     Winnebago Industries, Inc.
                     Deferred Savings Invest Plan
                     New York, New York

                     American Century Investment
                     Management, Inc.                           5%
                     Kansas City, Missouri
--------------------------------------------------------------------------------
   Advisor Class
                     Principal Life Insurance Company           53%
                     Des Moines, Iowa

                     James B. Anderson Trustee for              8%
                     American Chamber of Commerce
                     Amended and Restated 401(k) Plan & Trust
                     Springfield, Missouri

                     American Express Trust Company             5%
                     Minneapolis, Minnesota
--------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------
   Investor Class
                     Charles Schwab & Co. Inc.                  25%
                     San Francisco, California

                     National Financial Services, Corp.         12%
                     New York, New York
--------------------------------------------------------------------------------
   Institutional Class
                     Fidelity FIIOC TR                          33%
                     Covington, Kentucky

                     Charles Schwab & Co. Inc.                  13%
                     San Francisco, California

                     JP Morgan Chase & Co TR                    13%
                     Marconi USA Wealth Accumulation Plan Trust
                     New York, New York

                     Chase Manhatton Bank TR                    10%
                     The BOC Group Inc. Savings
                     Investment Plan Trust
                     New York, New York

                     Chase Manhatton Bank TR                    6%
                     The Reynolds & Reynolds Co
                     401K Savings Plan Trust
                     New York, New York

                     Trustees of American Century               6%
                     P/S and 401(k) Savings Plan & Trust
                     Kansas City, Missouri
--------------------------------------------------------------------------------
   Advisor Class
                     Principal Life Insurance Company           62%
                     Des Moines, Iowa

                     M L P F & S                                14%
                     Jacksonville, Florida
--------------------------------------------------------------------------------

28

                                                                Percentage of
                                                                Outstanding Shares
Fund                 Shareholder                                Owned

--------------------------------------------------------------------------------
   C Class
                     American Enterprise Investment Svcs        8%
                     Minneapolis, Minnesota
--------------------------------------------------------------------------------
Equity Income
--------------------------------------------------------------------------------
   Investor Class
                     Charles Schwab & Company                   11%
                     San Francisco, California
--------------------------------------------------------------------------------
   Institutional Class
                     Fidelity FIIOC TR                          16%
                     Covington, Kentucky

                     Chase Manhattan Bank TR                    15%
                     Hayes Lemherz International Inc.
                     Retirement Savings Plan Trust
                     New York, New York

                     Chase Manhatton Bank TR                    14%
                     Marconi USA Wealth Accumluation
                     Matching Plan Trust
                     New York, New York

                     JP Morgan Chase & Co TR                    13%
                     Marconi USA Wealth Accumulation
                     Plan Trust
                     New York, New York

                     Trustees of American Century
                     Profit Sharing                             8%
                     and 401(k) Savings Plan and Trust
                     Kansas City, Missouri

                     Valle & Co                                 7%
                     C/O Marshall & Ilsley Trust Co
                     Milwaukee, Wisconsin

                     Charles Schwab & Co                        6%
                     San Francisco, California
--------------------------------------------------------------------------------
   Advisor Class
                     Charles Schwab & Company                   27%
                     San Francisco, California

                     Saxon & Co.                                16%
                     Philadelphia, Pennsylvania

                     Invesco Trust Company Trustee              6%
                     FBO Fisher and Phillips LLP
                     Concord, California
--------------------------------------------------------------------------------
Equity Index
--------------------------------------------------------------------------------
   Investor Class
                     JP Morgan Chase Bank                       6%
                     Trustee Magnetek Flexcare
                     Retirement Savings Plan
                     New York, York
--------------------------------------------------------------------------------
   Institutional Class
                     UMB Trustee                                13%
                     Newell Rubbermaid 401K
                     Savings Plan and Trust
                     Kansas City, Missouri

                     The Chase Manhattan Bank Trustee           7%
                     Robert Bosch Corporation
                     New York, New York
--------------------------------------------------------------------------------

                                                                             29

                                                                Percentage of
Fund                 Shareholder                                Outstanding Shares Owned
 --------------------------------------------------------------------------------
   Institutional Class

                     UMB Trustee                                6%
                     Anderson Corporation
                     Employees 401k
                     Kansas City, Missouri
--------------------------------------------------------------------------------
Real Estate
--------------------------------------------------------------------------------
   Investor Class

                     Charles Schwab & Company                   21%
                     San Francisco, California
--------------------------------------------------------------------------------
   Institutional Class

                     Fidelity FIIOC TR                          46%
                     Covington, Kentucky

                     Charles Schwab & Company                   28%
                     San Francisco, California

                     Trustees of American Century
                     Profit Sharing                             12%
                     and 401(k) Savings Plan and Trust
                     Kansas City, Missouri

                     UMB TR                                     6%
                     American Century Services Corporation
                     Stock Option Surrender Plan Trust
                     Kansas City, Missouri
--------------------------------------------------------------------------------
   Advisor Class

                     Orchard Trust Company Custodian            24%
                     Englewood, Colorado

                     Great West Life & Annuity                  15%
                     Insurance Co.
                     Englewood, Colorado

                     Charles Schwab & Company                   11%
                     San Francisco, -- California
--------------------------------------------------------------------------------

The funds are unaware of any other shareholders, beneficial or of record who own more than 5% of a fund's outstanding shares. As of July 1, 2002, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

30

INVESTMENT ADVISOR

A description of the responsibilities of the advisor appears in each Prospectus under the heading Management.

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the funds as follows:

Fund                      Class                    Percentage of Net Assets
--------------------------------------------------------------------------------
Large Company Value       Investor and C           0.90% of first $1 billion
                                                   0.80% of the next $4 billion
                                                   0.70% over $5 billion
                        --------------------------------------------------------
                          Institutional            0.70% of first $1 billion
                                                   0.60% of the next $4 billion
                                                   0.50% over $5 billion
                        --------------------------------------------------------
                          Advisor                  0.65% of first $1 billion
                                                   0.55% of the next $4 billion
                                                   0.45% over $5 billion
--------------------------------------------------------------------------------
Value                     Investor and C           1.00%
                        --------------------------------------------------------
                          Institutional            0.80%
                        --------------------------------------------------------
                          Advisor                  0.75%
--------------------------------------------------------------------------------
Small Cap Value           Investor and C           1.25%
                        --------------------------------------------------------
                          Institutional            1.05%
                        --------------------------------------------------------
                          Advisor                  1.00%
--------------------------------------------------------------------------------
Equity Income             Investor and C           1.00%
                        --------------------------------------------------------
                          Institutional            0.80%
                        --------------------------------------------------------
                          Advisor                  0.75%
--------------------------------------------------------------------------------
Equity Index              Investor                 0.49%
                        --------------------------------------------------------
                          Institutional            0.29%
--------------------------------------------------------------------------------
Real Estate               Investor                 1.20% of first $100 million
                                                   1.15% over $100 million
                        --------------------------------------------------------
                          Institutional            1.00% of first $100 million
                                                   0.95% over $100 million
                        --------------------------------------------------------
                          Advisor                  0.95% of first $100 million
                                                   0.90% over $100 million
--------------------------------------------------------------------------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a  fraction, the numerator being the number of days in the previous month and the denominator being 365 (366 in leap years).

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following its execution, whichever comes first. The agreement will be in effect after that as long as it is specifically approved, at least annually, by (1) the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the
Investment Company Act) and (2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on this approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

                                                                              31

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business, whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised  by the advisor. Investment decisions for the funds and other clients are made with a view  to achieving their respective investment objectives after consideration of such factors as  their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for  all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

32

Unified management fees incurred by each fund by class for the fiscal periods ended March 31, 2002, 2001 and 2000 are indicated in the following table. As a new class,  information regarding the C Class was not available as of the end of the fiscal year.

Unified Management Fees
--------------------------------------------------------------------------------

Fund                          2002               2001                2000
-------------------------------------------------------------------------------
Large Company Value
    Investor                $401,940          $131,814             $72,002
    Institutional              3,574               N/A                 N/A
    Advisor                      775               331                 N/A
    C                            534               N/A                 N/A
-------------------------------------------------------------------------------
Value
    Investor              17,814,976        14,229,365          17,395,789
    Institutional          1,714,283         1,058,450             495,545
    Advisor                1,099,846           567,910             453,476
    C                          5,187               N/A                 N/A
-------------------------------------------------------------------------------
Small Cap Value
    Investor               9,971,554           952,726             216,524
    Institutional            350,372            46,754              12,964
    Advisor                  774,361            64,875                  62
    C                         24,220               N/A                 N/A
-------------------------------------------------------------------------------
Equity Income
    Investor               7,027,325        $3,400,449          $3,284,147
    Institutional            387,425           121,901              73,275
    Advisor                  343,148           169,409             139,749
    C                          7,343               N/A                 N/A
-------------------------------------------------------------------------------
Equity Index
    Investor                 437,170           350,809             227,932
    Institutional          1,308,235         1,326,994           1,055,989
-------------------------------------------------------------------------------
Real Estate
    Investor               1,040,597         1,019,524        1,285,860(1)
    Institutional            135,140           144,714          236,619(2)
    Advisor                  116,872            67,831           30,305(3)
-------------------------------------------------------------------------------

(1)  Includes $375,034 paid to RREEF America L.L.C. for the period April 1, 1999 through December 31, 1999.
(2)  Includes $84,135 paid to RREEF America L.L.C., for the period April 1, 1999 through December 31, 1999.
(3)  Includes $6,377 paid to RREEF America L.L.C. for the period April 1, 1999 through December 31, 1999.

SUBADVISORS

Equity Index Fund

The investment management agreement provides that the manager may delegate certain responsibilities under the agreement to a subadvisor. Currently,
Barclays Global Fund  Advisors ("Barclays") serves as subadvisor to the Equity
Index Fund under a subadvisory agreement between the manager and Barclays dated
January 29, 1999. The subadvisory

                                                                             33

agreement continues for an initial period of one year and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by Barclays, the manager, the Board of Directors, or a majority of the fund's outstanding votes and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment  advisory agreement between the fund and the manager.

The subadvisory agreement provides that Barclays will make investment decisions for the Equity Index Fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the manager from time to time. For these services, the manager pays
Barclays a monthly fee at an annual rate of 0.05% of the fund's average daily net assets up to $200 million, 0.02% of the average daily net assets of the next
$300 million, and 0.01% of average daily net assets over $500 million.

For the fiscal years ended March 31, 2002, 2001 and 2000, the advisor paid
Barclays Global Fund Advisors subadvisory fees as listed in the following table:

Barclays Global Fund Advisors Subadvisory Fees
--------------------------------------------------------------------------------
2002                  $151,032
--------------------------------------------------------------------------------
2001                  $186,111
--------------------------------------------------------------------------------
2000                  $175,113
--------------------------------------------------------------------------------

Real Estate Fund

The investment management agreement provides that the manager may delegate certain responsibilities under the agreement to a subadvisor. Currently, JPMIM serves as subadvisor to the Real Estate Fund under a subadvisory agreement between the manager and JPMIM dated January 1, 2000, that was approved by shareholders on December 17, 1999. The  subadvisory agreement continues for an initial period of two years and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's trustees, including a majority of those trustees who are neither parties to the agreement nor interested persons of any such  party, cast in person at a meeting called for the purpose of voting on such approval.  The subadvisory agreement is subject to termination without penalty on 60 days' written notice by the manager, the Board of
Directors, a majority of the fund's outstanding shares, or JPMIM, and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and the manager.

The subadvisory agreement provides that JPMIM will make investment decisions for the Real Estate Fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the manager from time to time. For these services, the manager pays
JPMIM a monthly fee at an annual rate of 0.425% of the fund's average daily net assets.

For the fiscal years ended March 31, 2002, 2001 and 2000 the manager paid JPMIM subadvisory fees as listed in the following table:

JPMIM Subadvisory Fees
--------------------------------------------------------------------------------
2002                  $466,608
--------------------------------------------------------------------------------
2001                  $491,848
--------------------------------------------------------------------------------
2000                  $546,211
--------------------------------------------------------------------------------

34

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical  facilities, computer hardware and software, and personnel for the day-to-day  administration of the funds and the advisor. The advisor pays
ACSC for these services.

Special services may be offered to shareholders who maintain higher share balances in  our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by ACIS, a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the assets of the funds. The custodians take no part in determining the investment  policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP are the independent auditors of the funds. The address of
Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As
the independent auditors of the funds, Deloitte & Touche provide services including

(1) auditing the annual financial statements for each fund,
(2) assisting and consulting in connection with SEC filings, and
(3) reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers. For Equity Index and the Real Estate Fund, the advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the subadvisor under the terms of the applicable investment subadvisory agreement.

The advisor, or the subadvisor, as the case may be, receives statistical and other  information and services, including research, without cost from brokers and dealers. The advisor or the subadvisor evaluates such information and services, together with all other

                                                                              35

information that it may have, in supervising and managing the investments of the funds. Because the information and services may vary in amount, quality and reliability, its  influence in selecting brokers varies from none to very substantial. The advisor or the subadvisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. The information and services will be in addition to and not in lieu of services to be performed by the advisor. The advisor does not use brokers that provide such information and services to reduce the expense of providing required services to the funds.

In the fiscal periods March 31, 2002, 2001, and 2000, the brokerage commissions of each fund were as follows:

Fund                            2002               2001            2000
------------------------------------------------------------------------------
Large Company Value            $37,880            $10,955        $9,212(1)
------------------------------------------------------------------------------
Value                       $6,250,574         $5,842,784       $6,143,830
------------------------------------------------------------------------------
Small Cap Value             $3,059,659           $536,404          $70,477
------------------------------------------------------------------------------
Equity Income               $1,803,207         $1,329,918       $1,133,324
------------------------------------------------------------------------------
Equity Index                   $57,745           $133,371          $39,357
------------------------------------------------------------------------------
Real Estate                   $726,115           $924,761         $612,952
------------------------------------------------------------------------------

(1) For the eight months ended March 31, 2000.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for the same transactions because of the value of the brokerage and research services provided. Research services furnished by brokers through whom the funds make securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the funds' portfolios.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with  principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the  facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is  determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

36

The assets belonging to each series or class of shares are held separately by the custodian, and the shares of each series or class represent a beneficial interest in the principal,  earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of a fund or class of shares,  shareholders of the fund or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that fund or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Under this plan, the funds may issue up to four classes of shares: an Investor Class, an
Institutional Class, an Advisor Class and a  C Class. Not all funds offer all four classes.

The Investor Class is available directly to investors without any load or commission, for a single unified management fee. The Institutional and Advisor
Classes are available to  institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (the Advisor
Class Plan) described below. The C Class also is made available through financial intermediaries, for purchase by individual investors using "wrap account" style advisory and personal services from the intermediary. The total management fee is the same as for the Investor Class, but the C Class shares also are subject to a Master Distribution and Individual Shareholder Services
Plan (the C Class Plan)(described below). The Advisor Class Plan and the C Class
Plan have been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company
Act.

RULE 12B-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of  Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Advisor Class and C Class have approved and entered into the Advisor Class Plan and the C
Class Plan. The Plans are described below.

In adopting the Plans, the Board of Directors [including a majority of directors who are not interested persons of the funds (as defined in the Investment
Company Act), hereafter referred to as the independent directors] determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of
Directors quarterly for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the
Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by a majority of the outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD).

                                                                             37

Master Distribution and Shareholder Services Plan (Advisor Class Plan)

As described in the Prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' advisor has reduced its management fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor Class Plan. Following the Advisor Class Plan, the Advisor Class pays the advisor, as paying agent for the funds, a fee equal to 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution  services. During the fiscal year ended March 31, 2002, the aggregate amount of fees paid under the Advisor Class Plan were:

Large Company Value    $596
Value                  $732,908
Small Cap Value        $387,054
Equity Income          $228,702
Real Estate            $61,888

Payments may be made for a variety of shareholder services, including, but not limited to,

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that use the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
    distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares according to specific or preauthorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting for shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements, and  dividend, distribution and tax notices) to shareholders and/or other beneficial owners;

(j) providing other similar administrative and sub-transfer agency services;
    and

(k) paying service fees for the provision of personal, continuing services to the shareholders as contemplated by the Rules of Fair Practice of the NASD.

38

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended March 31, 2002, the aggregate amount of fees paid under the Advisor Class Plan by the funds for shareholder services were:

Large Company Value    $298
Value                  $366,454
Small Cap Value        $193,527
Equity Income          $114,351
Real Estate            $30,944

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to,

(a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;
(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
    Class shares;
(c) compensation to, and expenses (including overhead and telephone expenses)
    of the distributor;
(d) printing prospectuses, statements of additional information and reports for other-than-existing investors;
(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' investors and prospective investors;
(f) receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information and  shareholder reports;
(g) providing facilities to answer questions from prospective investors about fund shares;
(h) complying with federal and state securities laws pertaining to the sale of fund shares;
(i) assisting investors in completing application forms and selecting dividend and other account options;
(j) providing other reasonable assistance in connection with the distribution of fund shares;
(k) organizing and conducting sales seminars and payments in the form of transactional compensation or promotional incentives;
(l) profit on the foregoing;
(m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the
    NASD; and
(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended March 31, 2002, the aggregate amount of fees paid under the Advisor Class Plan by the funds for distribution services were:

Large Company Value    $298
Value                  $366,454
Small Cap Value        $193,527
Equity Income          $114,351
Real Estate            $30,944

39

Master Distribution and Individual Shareholder Services Plan (C Class Plan)

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial  intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the advisor, as paying agent for the fund, a fee equal to 1.00%
annually of the average daily net asset value of the funds' C Class shares,
0.25% of which is paid for individual shareholder  services (as described below)
and 0.75% of which is paid for distribution services (as described below).
During the fiscal year ended March 31, 2002, the aggregate amount of fees paid under the C Class Plan were:

Large Company Value    $593
Value                  $5,187
Small Cap Value        $19,376
Equity Income          $7,344

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;
(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;
(c) conducting proprietary research about investment choices and the market in general;
(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;
(e) consolidating shareholder accounts in one place; and
(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds. During the  fiscal year ended March 31, 2002, the amount of fees paid under the C Class Plan for shareholder services were:

Large Company Value    $148
Value                  $1,297
Small Cap Value        $4,844
Equity Income          $1,836

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

40

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;
(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;
(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;
(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;
(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and  shareholder reports;
(g) providing facilities to answer questions from prospective shareholders about fund shares;
(h) complying with federal and state securities laws pertaining to the sale of fund shares;
(i) assisting shareholders in completing application forms and selecting dividend and other account options;
(j) providing other reasonable assistance in connection with the distribution of fund shares;
(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;
(l) profit on the foregoing;
(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and
(n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule
    12b-1 of the Investment Company Act.

During the fiscal year ended March 31, 2002, the amount of fees paid under the C
Class Plan for distribution services were:

Large Company Value    $445
Value                  $3,890
Small Cap Value        $14,532
Equity Income          $5,508

DEALER CONCESSIONS

The funds' distributor expects to pay sales commissions to certain financial intermediaries who sell C Class shares of the funds at the time of such sales.
Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the distribution fee paid by the funds for the first 13 months after the shares are purchased by any financial intermediary that received the concession. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any.  After the first 13 months, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectuses and in Your Guide to American Century Services. The
Prospectuses and guide are available to investors without charge and may be obtained by calling us.

41

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined according to procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers according to procedures established by the Board of Directors.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined according to procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is  not open and on which the funds' net asset values are not calculated. Therefore, these  calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

42

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the fund in the manner in which they were realized by the fund.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends received by a fund on shares of stock of domestic corporations (excluding REITs) may qualify for the 70% dividends-received deduction to the extent that the fund held those shares for more than 45 days.
Distributions from gains on assets held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on  those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign  countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend  distributions to investors.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of those holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. Alternatively, the fund may elect to recognize cumulative gains on such investments and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of March 31, 2002, the funds in the table below had the following capital loss  carryovers. When a fund has a capital loss carryover, it does not make capital gains  distributions until the loss has been offset or expired.

Fund                  Capital Loss Carryover
--------------------------------------------------------------------------------
Large Company Value   $31,665 (expiring in 2009 through 2010)
--------------------------------------------------------------------------------
Equity Index          $13,556,875 (expiring in 2009 through 2010)
--------------------------------------------------------------------------------
Real Estate           $21,556,490 (expiring in 2007 through 2009)
--------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and  Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate on reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social

                                                                              43

Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes, and you  generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of  fund shares, the reinvestment in additional fund shares within 30 days before or after  the redemption may be subject to the "wash sale"
rules of the Code, postponing the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of those distributions are derived from interest on
U.S. government  obligations which, if you received such interest directly, would be exempt from state income tax. However, most, but not all, states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of these distributions in your own state.

TAXATION OF CERTAIN MORTGAGE REITS

The funds may invest in real estate investment trusts (REITs) that hold residual interests in real estate mortgage investment conduits. Under Treasury regulations, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a real estate  mortgage investment conduit
(REMIC)(referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations provide that excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by them with the same consequences as if these shareholders held the related REMIC residual interest directly. [In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business inclusion income, thus requiring the entity to pay tax on some income.] In addition, if at any time during any taxable year a
"disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

44

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in  value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the  same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of
100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that  the funds' performance is not constant over time, but changes from year to year, and  that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The following tables set forth the average annual total return for the various classes of the funds for the one-, five- and 10-year periods (or the period since inception) ended March 31, 2002, the last day of the funds' most recent fiscal year. In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and
10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

The following table shows the average annual total returns for the various classes  calculated three different ways.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be  associated with owning the fund shares.  Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After
Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

                                                                             45

Average Annual Total Returns--Investor Class (fiscal year ended March 31, 2002)
------------------------------------------------------------------------------------------------------------------------------------
Fund                                             1 year                5 years              10 years          From Inception
------------------------------------------------------------------------------------------------------------------------------------
Large Company Value
Return Before Taxes                             10.20%                 N/A                  N/A               5.36%
Return After Taxes on Distributions              9.67%                 N/A                  N/A               4.75%
Return After Taxes on Distributions              6.24%                 N/A                  N/A               3.99%
and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
Value
Return Before Taxes                             17.96%               12.48%                 N/A               14.50%
Return After Taxes on Distributions             16.73%                8.62%                 N/A               10.71%
Return After Taxes on Distributions             10.97%                8.18%                 N/A               10.06%
and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value
Return Before Taxes                             33.97%                 N/A                  N/A               20.91%
Return After Taxes on Distributions             32.66%                 N/A                  N/A               19.00%
Return After Taxes on Distributions             20.76%                 N/A                  N/A               16.21%
and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
Equity Income
Return Before Taxes                             17.35%               15.13%                 N/A               16.73%
Return After Taxes on Distributions             16.01%               10.61%                 N/A               12.31%
Return After Taxes on Distributions             10.58%                9.96%                 N/A               11.53%
and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
Equity Index
Return Before Taxes                             -0.16%                 N/A                  N/A               -1.70%
Return After Taxes on Distributions             -0.52%                 N/A                  N/A               -2.11%
Return After Taxes on Distributions             -0.10%                 N/A                  N/A               -1.52%
and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
Real Estate
Return Before Taxes                             20.23%                7.88%                 N/A               13.15%
Return After Taxes on Distributions             18.51%                5.78%                 N/A               10.97%
Return After Taxes on Distributions             12.32%                5.24%                 N/A                9.75%
and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------

Average Annual Total Returns--Institutional Class (fiscal year ended March 31, 2002)
------------------------------------------------------------------------------------------------------------------------------------
Fund                                             1 year                5 years              10 years         From Inception
------------------------------------------------------------------------------------------------------------------------------------
Large Company Value
Return Before Taxes                              N/A                   N/A                  N/A               2.69%
Return After Taxes on Distributions              N/A                   N/A                  N/A               2.29%
Return After Taxes on Distributions              N/A                   N/A                  N/A               1.63%
and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
Value
Return Before Taxes                             18.19%                 N/A                  N/A               9.38%
Return After Taxes on Distributions             16.87%                 N/A                  N/A               5.32%
Return After Taxes on Distributions             11.11%                 N/A                  N/A               5.44%
and Sale of Fund Shares

46

Fund                                             1 year                5 years              10 years         From Inception
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value
Return Before Taxes                             34.11%                 N/A                  N/A               24.04%
Return After Taxes on Distributions             32.72%                 N/A                  N/A               21.85%
Return After Taxes on Distributions             20.84%                 N/A                  N/A               18.66%
and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
Equity Income
Return Before Taxes                             17.40%                 N/A                  N/A               11.62%
Return After Taxes on Distributions             15.97%                 N/A                  N/A                7.81%
Return After Taxes on Distributions             10.61%                 N/A                  N/A                7.34%
and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
Equity Index
Return Before Taxes                             -0.17%                 N/A                  N/A               -1.51%
Return After Taxes on Distributions             -0.61%                 N/A                  N/A               -1.99%
Return After Taxes on Distributions             -0.12%                 N/A                  N/A               -1.41%
and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
Real Estate
Return Before Taxes                             20.45%                 N/A                  N/A               7.92%
Return After Taxes on Distributions             18.64%                 N/A                  N/A               5.88%
Return After Taxes on Distributions             12.45%                 N/A                  N/A               5.29%
and Sale of Fund Shares

Average Annual Total Returns--Advisor Class (fiscal year ended March 31, 2002)
------------------------------------------------------------------------------------------------------------------------------------
Fund                                             1 year                5 years              10 years         From Inception
------------------------------------------------------------------------------------------------------------------------------------
Large Company Value
Return Before Taxes                              9.93%                 N/A                  N/A               13.55%
Return After Taxes on Distributions              9.51%                 N/A                  N/A               12.99%
Return After Taxes on Distributions              6.08%                 N/A                  N/A               10.58%
and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
Value
Return Before Taxes                             17.51%                12.18%                N/A               12.61%
Return After Taxes on Distributions             16.40%                 8.44                 N/A                8.61%
Return After Taxes on Distributions             10.70%                 8.00%                N/A                8.24%
and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value
Return Before Taxes                             33.74%                 N/A                  N/A               34.64%
Return After Taxes on Distributions             32.52%                 N/A                  N/A               33.02%
Return After Taxes on Distributions             20.62%                 N/A                  N/A               27.63%
and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
Equity Income
Return Before Taxes                             17.05%               14.88%                 N/A               14.01%
Return After Taxes on Distributions             15.83%               10.46%                 N/A                9.59%
Return After Taxes on Distributions             10.41%                9.81%                 N/A                9.06%
and Sale of Fund Shares

47

Fund                                             1 year                5 years              10 years         From Inception
------------------------------------------------------------------------------------------------------------------------------------
Real Estate
Return Before Taxes                              19.93%                N/A                  N/A               13.74%
Return After Taxes on Distributions              18.33%                N/A                  N/A               11.62%
Return After Taxes on Distributions              12.14%                N/A                  N/A               10.03%
and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------

Average Annual Total Returns--C Class (fiscal year ended March 31, 2002)
------------------------------------------------------------------------------------------------------------------------------------
Fund                                             1 year                5 years              10 years          From Inception
------------------------------------------------------------------------------------------------------------------------------------
Large Company Value
Return Before Taxes                              N/A                   N/A                  N/A               7.78%
Return After Taxes on Distributions              N/A                   N/A                  N/A               6.71%
Return After Taxes on Distributions              N/A                   N/A                  N/A               4.16%
and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
Value
Return Before Taxes                              N/A                   N/A                  N/A               6.33%
Return After Taxes on Distributions              N/A                   N/A                  N/A               4.50%
Return After Taxes on Distributions              N/A                   N/A                  N/A               3.24%
and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value
Return Before Taxes                              N/A                   N/A                  N/A              15.80%
Return After Taxes on Distributions              N/A                   N/A                  N/A              13.89%
Return After Taxes on Distributions              N/A                   N/A                  N/A               9.02%
and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
Equity Income
Return Before Taxes                              N/A                   N/A                  N/A               8.45%
Return After Taxes on Distributions              N/A                   N/A                  N/A               6.81%
Return After Taxes on Distributions              N/A                   N/A                  N/A               4.54%
and Sale of Fund Shares

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or
Morningstar, Inc.; mutual fund rankings published in major, nationally

48

distributed periodicals; data provided by the Investment Company Institute;
Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment  advisory firms. The funds also may use reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

In addition to any other permissible information, the funds may include the following types of information in advertisements, supplemental sales literature and reports  to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);
(2) discussions of general economic trends;
(3) presentations of statistical data to supplement these discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds;
(5) descriptions of investment strategies for one or more of the funds;
(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;
(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;
(8) discussions of fund rankings or ratings by recognized rating organizations;
    and
(9) testimonials describing the experience of persons who have invested in one or more of the funds.

The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of  the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plans, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent  a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the  historical performance information of the original class of shares. When quoting  performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class, and for periods after the first full quarter after inception,  actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements for the funds have been audited by Deloitte & Touche
LLP,  independent auditors. Their Independent Auditors' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended March 31, 2002, are  incorporated herein by reference.

                                                                           49

EXPLANATION OF FIXED-INCOME  SECURITIES RATINGS

As described in the Prospectus, the funds invest in fixed-income securities.
Those  investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Standard & Poor's
--------------------------------------------------------------------------------
AAA             This is the highest rating assigned by S&P to a debt
                obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA              Debt rated in this category is considered to have a very
                strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A               Debt rated A has a strong capacity to pay interest and
                repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB             Debt rated in this category is regarded as having an
                adequate capacity to pay interest and repay principal.  While it normally exhibits adequate protection parameters, adverse
                economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB              Debt rated in this category has less near-term
                vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal
                payments.  The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B               Debt rated in this category is more vulnerable to
                nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the
                obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC             Debt rated in this category is currently vulnerable to
                nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,
                financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC              Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or
                implied CCC rating.
--------------------------------------------------------------------------------
C               The rating C typically is applied to debt subordinated to
                senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D               Debt rated in this category is in default. This rating is
                used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

50

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Aaa             This is the highest rating assigned by Moody's to a debt
                obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa              Debt rated in this category is considered to have a very
                strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A               Debt rated in this category possesses many favorable
                investment attributes and is to be considered as
                upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa             Debt rated in this category is considered as medium-grade
                debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection
                parameters, adverse economic conditions or changing
                circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba              Debt rated Ba has less near-term vulnerability to default
                than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.  Often the
                protection of interest and principal payments may be very
                moderate.
--------------------------------------------------------------------------------
B               Debt rated B has a greater vulnerability to default, but
                currently has the capacity to meet financial commitments.
                Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt
                subordinated to senior debt that is assigned an actual or
                implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa             Debt rated Caa is of poor standing, has a currently
                identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The
                Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca              Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C               This is the lowest rating assigned by Moody's, and debt
                rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

Fitch, Inc.
--------------------------------------------------------------------------------
AAA             Debt rated in this category has the lowest expectation of
                credit risk. Capacity for timely payment of financial
                commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA              Debt rated in this category has a very low expectation of
                credit risk. Capacity for timely payment of financial
                commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A               Debt rated in this category has a low expectation of
                credit risk. Capacity for timely payment of financial
                commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB             Debt rated in this category currently has a low
                expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade
                category.
--------------------------------------------------------------------------------
BB              Debt rated in this category has a possibility of
                developing credit risk, particularly as the result of adverse economic change over time. However, business or financial
                alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------

                                                                              51

Fitch, Inc.
--------------------------------------------------------------------------------
B               Debt rated in this category has significant credit risk,
                but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C      Debt rated in these categories has a real possibility for
                default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
                developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D      The ratings of obligations in this category are based on
                their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
                'DDD' obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest.
                'DD'  indicates potential recoveries in the range of 50%-90% and
                'D' the lowest recovery potential, i.e., below 50%.

                Entities rated in this category have defaulted on some or
                all of their obligations. Entities rated 'DDD' have the
                highest prospect for resumption of performance or continued
                operation with or without a formal reorganization process.
                Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding
                obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

                To provide more detailed indications of credit quality,
                the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond  rating categories. Fitch Investors
                Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.
--------------------------------------------------------------------------------

Commercial Paper Ratings
--------------------------------------------------------------------------------

S&P    Moody's  Description
--------------------------------------------------------------------------------

A-1    Prime-1  This indicates that the degree of safety regarding timely
       (P-1)    payment is strong. Standard & Poor's rates those issues
                determined to possess extremely strong safety characteristics as A-1+.
--------------------------------------------------------------------------------

A-2    Prime-2  Capacity for timely payment on commercial paper is satisfactory,
       (P-2)    but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization
                characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3    Prime-3  Satisfactory capacity for timely repayment. Issues that carry
       (P-3)    this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher
                designations.
--------------------------------------------------------------------------------

Note Ratings
--------------------------------------------------------------------------------

S&P    Moody's         Description
--------------------------------------------------------------------------------
SP-1   MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                       protection from established cash flows of funds for their
                       servicing or from established and broad-based access to
                       the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2   MIG-2; VMIG-2   Notes are of high quality with ample margins of
                       protection, although not so large as in the preceding
                       group.
--------------------------------------------------------------------------------
SP-3   MIG-3; VMIG-3   Notes are of favorable quality with all security elements
                       accounted for, but lacking the undeniable strength of the
                       preceding grades. Market access for refinancing, in
                       particular, is less likely to be well-established.
--------------------------------------------------------------------------------
SP-4   MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk but
                       having protection and not distinctly or predominantly
                       speculative.
--------------------------------------------------------------------------------

52

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Security and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person       SEC Public Reference Room
                Washington, D.C.
                Call 202-942-8090 for location and hours.

On the Internet * EDGAR database at www.sec.gov
                * By email request at publicinfo@sec.gov

By mail         SEC Public Reference Section
                Washington, D.C.
                20549-6009

Investment Company Act File No. 811-7820

[american century logo and text logo (reg. sm])

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

www.americancentury.com

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

SH-SAI-30163  0207

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

PART C    OTHER INFORMATION

ITEM 23   Exhibits (all  exhibits not filed herewith are being incorporated herein by reference).

(a)       (1) Articles of Incorporation of Twentieth Century Capital Portfolios,
          Inc., dated June 11, 1993 (filed electronically as Exhibit 1a to
          Post-Effective Amendment No. 5 to the Registration Statement of the
          Registrant on July 31, 1996, File No. 33-64872).

          (2) Articles Supplementary of Twentieth Century Capital Portfolios,
          Inc., dated March 11, 1996 (filed electronically as Exhibit 1b to
          Post-Effective Amendment No. 5 to the Registration Statement of the
          Registrant on July 31, 1996, File No. 33-64872).

          (3) Articles Supplementary of Twentieth Century Capital Portfolios,
          Inc., dated September 9, 1996 (filed electronically as Exhibit a3 to
          Post-Effective Amendment No. 15 to the Registration Statement of the
          Registrant on May 14, 1999, File No. 33-64872).

          (4) Articles of Amendment of Twentieth Century Capital Portfolios,
          Inc., dated December 2, 1996 (filed electronically as Exhibit b1c to
          Post-Effective Amendment No. 7 to the Registration Statement of the
          Registrant on March 3, 1997, File No. 33-64872).

          (5) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated December 2, 1996 (filed electronically as Exhibit b1d to
          Post-Effective Amendment No. 7 to the Registration Statement of the
          Registrant on March 3, 1997, File No. 33-64872).

          (6) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated April 30, 1997 (filed electronically as Exhibit b1e to
          Post-Effective Amendment No. 8 to the Registration Statement of the
          Registrant on May 21, 1997, File No. 33-64872).

          (7) Certificate of Correction to Articles Supplementary of American
          Century Capital Portfolios, Inc., dated May 15, 1997 (filed electronically as Exhibit b1f to Post-Effective Amendment No. 8 to the
          Registration Statement of the Registrant on May 21, 1997, File No.
          33-64872).

          (8) Articles of Merger merging RREEF Securities Fund, Inc. with and into American Century Capital Portfolios, Inc., dated June 13, 1997
          (filed electronically as Exhibit a8 to Post-Effective Amendment No. 15
          to the Registration Statement of the Registrant on May 14, 1999, File
          No. 33-64872).

          (9) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated December 18, 1997 (filed electronically as Exhibit b1g to
          Post-Effective Amendment No. 9 to the Registration Statement of the
          Registrant on February 17, 1998, File No. 33-64872).

          (10) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated June 1, 1998 (filed electronically as Exhibit b1h to
          Post-Effective Amendment No. 11 to the Registration Statement of the
          Registrant on June 26, 1998, File No. 33-64872).

          (11) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated January 29, 1999 (filed electronically as Exhibit b1i to
          Post-Effective Amendment No. 14 to the Registration Statement of the
          Registrant on December 29, 1998, File No. 33-64872).

          (12) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated February 16, 1999 (filed electronically as Exhibit a12 to
          Post-Effective Amendment No. 15 to the Registration Statement of the
          Registrant on May 14, 1999, File No. 33-64872).

          (13) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated June 2, 1999 (filed electronically as Exhibit a13 to
          Post-Effective Amendment No. 16 to the Registration Statement of the
          Registrant on July 29, 1999, File No. 33-64872).

          (14) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated June 8, 2000 (filed electronically as Exhibit a14 to
          Post-Effective Amendment No. 17 to the Registration Statement of the
          Registrant on July 28, 2000, File No. 33-64872).

          (15) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated March 5, 2001 (filed electronically as Exhibit a15 to
          Post-Effective Amendment No. 20 to the Registration Statement of the
          Registrant on April 20, 2001, File No. 33-64872).

          (16) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated April 4, 2001 (filed electronically as Exhibit a16 to
          Post-Effective Amendment No. 20 to the Registration Statement of the
          Registrant on April 20, 2001, File No. 33-64872).

          (17) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated May 21, 2001 (filed electronically as Exhibit a17 to
          Post-Effective Amendment No. 21 to the Registration Statement of the
          Registrant on July 30, 2001, File No. 33-64872).

          (18) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated August 23, 2001 are included herein.

          (19) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated March 6, 2002 are included herein.

          (20) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated April 4, 2002 are included herein.

          (21) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated June 14, 2002 are included herein.

          (22) Certificate of Correction to Articles Supplementary of American
          Century Capital Portfolios, Inc., dated June 17, 2002 are included herein.

          (23) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated July 12, 2002 are included herein.

(b)       (1) By-Laws of Twentieth Century Capital Portfolios, Inc. (filed electronically as Exhibit 2 to Post-Effective Amendment No. 5 to the
          Registration Statement of the Registrant on July 31, 1996, File No.
          33-64872).

          (2) Amendment to the By-Laws of American Century Capital Portfolios,
          Inc. (filed electronically as Exhibit b2b to Post-Effective Amendment
          No. 9 to the Registration Statement of the Registrant on February 17,
          1998, File No. 33-64872).

(c)       Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh and Article Eighth of
          Registrant's Articles of Incorporation, appearing as Exhibit 1a to
          Post-Effective Amendment No. 5 on Form N-1A of the Registrant; and
          Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 33, 39, 40, 45 and 46 of
          Registrant's By-Laws appearing as Exhibit 2 to Post-Effective
          Amendment No. 5 on Form N-1A of the Registrant, and Sections 25, 30,
          and 31 of Registrant's Amendment to By-Laws appearing as Exhibit 2b to
          Post-Effective Amendment No. 9 on Form N-1A of the Registrant.

(d)       (1) Management Agreement between American Century Capital Portfolios,
          Inc. and American Century Investment Management, Inc., dated August 1,
          1997 (filed electronically as Exhibit b5a to Post-Effective Amendment
          No. 9 to the Registration Statement of the Registrant on February 17,
          1998, File No. 33-64872).

          (2) Subadvisory Agreement by and between American Century Capital
          Portfolios, Inc., American Century Investment Management, Inc. and
          J.P. Morgan Investment Management Inc., dated January 1, 2000 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 17 to the
          Registration Statement of the Registrant on July 28, 2000, File No.
          33-64872).

          (3) Addendum to the Management Agreement between American Century
          Capital Portfolios, Inc. and American Century Investment Management,
          Inc., dated July 30, 1998 (filed electronically as Exhibit b5c to
          Post-Effective Amendment No. 11 to the Registration Statement of the
          Registrant on June 26, 1998, File No. 33-64872).

          (4) Subadvisory Agreement between Barclays Global Fund Advisers and
          American Century Investment Management, Inc., dated January 29, 1999
          (filed electronically as Exhibit b5d to Post-Effective Amendment No.
          14 to the Registration Statement of the Registrant on December 29,
          1998, File No. 33-64872).

          (5) Addendum to the Management Agreement between American Century
          Capital Portfolios, Inc. and American Century Investment Management,
          Inc., dated January 29, 1999 (filed electronically as Exhibit b5e to
          Post-Effective Amendment No. 14 to the Registration Statement of the
          Registrant on December 29, 1998, File No. 33-64872).

          (6) Addendum to the Management Agreement between American Century
          Capital Portfolios, Inc. and American Century Investment Management,
          Inc., dated July 30, 1999 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 16 to the Registration Statement of the
          Registrant on July 29, 1999, File No. 33-64872).

          (7) Amendment No. 1 to the Management Agreement between American
          Century Capital Portfolios, Inc. and American Century Investment
          Management, Inc., dated January 1, 2000 (filed electronically as
          Exhibit d7 to Post-Effective Amendment No. 17 to the Registration
          Statement of the Registrant on July 28, 2000, File No. 33-64872).

          (8) Addendum to the Management Agreement between American Century
          Capital Portfolios, Inc. and American Century Investment Management,
          Inc., dated May 1, 2001 (filed electronically as Exhibit d8 to
          Post-Effective Amendment No. 20 to the Registration Statement of the
          Registrant on April 20, 2001, File No. 33-64872).

(e)       (1) Distribution Agreement between American Century California
          Tax-Free and Municipal Funds, American Century Capital Portfolios,
          Inc., American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Mutual Funds, Inc., American
          Century Premium Reserves, Inc., American Century Quantitative Equity
          Funds, American Century Strategic Asset Allocations, Inc., American
          Century Target Maturities Trust, American Century Variable Portfolios,
          Inc., American Century World Mutual Funds, Inc. and American Century
          Investment Services, Inc., dated March 13, 2000 (filed electronically as Exhibit e7 to Post-Effective Amendment No. 17 to the Registration
          Statement of American Century World Mutual Funds, Inc. on March 30,
          2000, File No. 33-39242).

          (2) Amendment No. 1 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Premium Reserves, Inc., American Century
          Quantitative Equity Funds, American Century Strategic Asset
          Allocations, Inc., American Century Target Maturities Trust, American
          Century Variable Portfolios, Inc., American Century World Mutual
          Funds, Inc. and American Century Investment Services, Inc., dated June
          1, 2000 (filed electronically as Exhibit e9 to Post-Effective
          Amendment No. 19 to the Registration Statement of American Century
          World Mutual Funds, Inc., on May 24, 2000, File No. 33-39242).

          (3) Amendment No. 2 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Premium Reserves, Inc., American Century
          Quantitative Equity Funds, American Century Strategic Asset
          Allocations, Inc., American Century Target Maturities Trust, American
          Century Variable Portfolios, Inc., American Century World Mutual
          Funds, Inc., American Century Variable Portfolios II, Inc. and
          American Century Investment Services, Inc., dated November 20, 2000
          (filed electronically as Exhibit e10 to Post-Effective Amendment No.
          29 to the Registration Statement of American Century Variable
          Portfolios, Inc. on December 1, 2000, File No. 33-14567).

          (4) Amendment No. 3 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Premium Reserves, Inc., American Century
          Quantitative Equity Funds, American Century Strategic Asset
          Allocations, Inc., American Century Target Maturities Trust, American
          Century Variable Portfolios, Inc., American Century World Mutual
          Funds, Inc., American Century Variable Portfolios II, Inc. and
          American Century Investment Services, Inc., dated March 1, 2001 (filed electronically as Exhibit e4 to Post-Effective Amendment No. 35 to the
          Registration Statement of American Century Target Maturities Trust on
          April 17, 2001, File No. 2-94608).

          (5) Amendment No. 4 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Premium Reserves, Inc., American Century
          Quantitative Equity Funds, American Century Strategic Asset
          Allocations, Inc., American Century Target Maturities Trust, American
          Century Variable Portfolios, Inc., American Century World Mutual
          Funds, Inc., American Century Variable Portfolios II, Inc. and
          American Century Investment Services, Inc., dated April 30, 2001
          (filed electronically as Exhibit e5 to Post-Effective Amendment No. 35
          to the Registration Statement of American Century Target Maturities
          Trust on April 17, 2001, File No. 2-94608).

          (6) Amendment No. 5 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Premium Reserves, Inc., American Century
          Quantitative Equity Funds, American Century Strategic Asset
          Allocations, Inc., American Century Target Maturities Trust, American
          Century Variable Portfolios, Inc., American Century World Mutual
          Funds, Inc., American Century Variable Portfolios II, Inc. and
          American Century Investment Services, Inc., dated May 24, 2001 (filed as Exhibit e6 to Post-Effective Amendment No. 21 to the Registration
          Statement of American Century Capital Portfolios, Inc., on July 30,
          2001, File No. 33-64872).

          (7) Amendment No. 6 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Premium Reserves, Inc., American Century
          Quantitative Equity Funds, American Century Strategic Asset
          Allocations, Inc., American Century Target Maturities Trust, American
          Century Variable Portfolios, Inc., American Century World Mutual
          Funds, Inc., American Century Variable Portfolios II, Inc. and
          American Century Investment Services, Inc., dated August 1, 2001
          (filed as Exhibit e7 to Post-Effective Amendment No. 21 to the
          Registration Statement of American Century Capital Portfolios, Inc.,
          on July 30, 2001, File No. 33-64872).

          (8) Amendment No. 7 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Premium Reserves, Inc., American Century
          Quantitative Equity Funds, American Century Strategic Asset
          Allocations, Inc., American Century Target Maturities Trust, American
          Century Variable Portfolios, Inc., American Century World Mutual
          Funds, Inc., American Century Variable Portfolios II, Inc. and
          American Century Investment Services, Inc., dated December 3, 2001
          (filed electronically as Exhibit e8 to Post-Effective Amendment No. 16
          to the Registration Statement of the Registrant, on November 30, 2001,
          File No. 33-65170).

          (9) Amendment No. 8 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century World Mutual Funds, Inc., American Century Variable Portfolios
          II, Inc. and American Century Investment Services, Inc., dated March
          1, 2002 (filed electronically as Exhibit e9 to Post-Effective
          Amendment No. 96 to the Registration Statement of American Century
          Mutual Funds, Inc., on February 28, 2002, File No. 2-14213).

          (10) Amendment No. 9 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century World Mutual Funds, Inc., American Century Variable Portfolios
          II, Inc. and American Century Investment Services, Inc., dated March
          6, 2002 (filed electronically as Exhibit e10 to Post-Effective
          Amendment No. 96 of American Century Mutual Funds, Inc., on February
          28, 2002, File No. 2-14213).

          (11) Amendment No. 10 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century World Mutual Funds, Inc., American Century Variable Portfolios
          II, Inc. and American Century Investment Services, Inc., dated July 1,
          2002 (filed electronically as Exhibit e11 to Post-Effective Amendment
          No.17 of American Century Investment Trust on June 28, 2002, File No.
          33-65170).

(f)       Not applicable.

(g)       (1) Master Agreement by and between Twentieth Century Services, Inc.
          and Commerce Bank, N.A., dated January 22, 1997 (filed electronically as Exhibit 8e to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 2-14213).

          (2) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit b8 to Post-Effective Amendment No. 31 to the Registration
          Statement of American Century Government Income Trust on February 7,
          1997, File No. 2-99222).

          (3) Amendment to Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank, dated December 9, 2000
          (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2
          to the Registration Statement of American Century Variable Portfolios
          II, Inc. on January 9, 2001, File No. 333-46922).

(h)       (1) Transfer Agency Agreement by and between Twentieth Century Capital
          Portfolios, Inc. and Twentieth Century Services, Inc., dated as of
          August 1, 1993 (filed electronically as Exhibit 9 to Post-Effective
          Amendment No. 5 to the Registration Statement of the Registrant on
          July 31, 1996, File No. 33-64872).

          (2) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 18, 2001
          (filed electronically as Exhibit h7 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century California Tax-Free
          and Municipal Funds on December 28, 2001, File No. 2-82734).

(i)       Opinion and Consent of Counsel (filed electronically as Exhibit i to
          Post-Effective Amendment No. 16 to the Registration Statement of the
          Registrant on July 29, 1999, File No. 33-64872).

(j)       (1) Consent of Deloitte & Touche LLP is included herein.

          (2) Power of Attorney, dated November 18, 2000 (filed electronically as Exhibit j2 to Post-Effective Amendment No. 19 to the Registration
          Statement of the Registrant on February 23, 2001, File No. 33-64872).

          (3) Power of Attorney, dated November 30, 2001 is included herein.

(k)       Not applicable.

(l)       Not applicable.

(m)       (1) Master Distribution and Shareholder Services Plan of Twentieth
          Century Capital Portfolios, Inc., Twentieth Century Investors, Inc.,
          Twentieth Century Strategic Asset Allocations, Inc. and Twentieth
          Century World Investors, Inc. (Advisor Class), dated September 3, 1996
          (filed electronically as Exhibit b15a to Post-Effective Amendment No.
          9 to the Registration Statement of the Registrant on February 17,
          1998, File No. 33-64872).

          (2) Amendment No. 1 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated June 13, 1997 (filed electronically as Exhibit
          b15b to Post-Effective Amendment No. 77 to the Registration Statement
          of American Century Mutual Funds, Inc. on July 17, 1997, File No.
          2-14213).

          (3) Amendment No. 2 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated September 30, 1997 (filed electronically as
          Exhibit b15c to Post-Effective Amendment No. 78 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 26, 1998,
          File No. 2-14213).

          (4) Amendment No. 3 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated June 30, 1998 (filed electronically as Exhibit
          b15e to Post-Effective Amendment No. 11 to the Registration Statement
          of the Registrant on June 26, 1998, File No. 33-64872).

          (5) Amendment No. 4 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated November 13, 1998 (filed electronically as
          Exhibit b15e to Post-Effective Amendment No. 12 to the Registration
          Statement of American Century World Mutual Funds, Inc. on November 13,
          1998, File No. 33-39242).

          (6) Amendment No. 5 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated February 16, 1999 (filed electronically as
          Exhibit m6 to Post-Effective Amendment No. 83 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 26, 1999,
          File No. 2-14213).

          (7) Amendment No. 6 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated July 30, 1999 (filed electronically as Exhibit
          m7 to Post-Effective Amendment No. 16 to the Registration Statement of
          the Registrant on July 29, 1999, File No. 33-64872).

          (8) Amendment No. 7 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated November 19, 1999 (filed electronically as
          Exhibit m8 to Post-Effective Amendment No. 87 to the Registration
          Statement of American Century Mutual Funds, Inc. on November 29, 1999,
          File No. 2-14213).

          (9) Amendment No. 8 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated June 1, 2000 (filed electronically as Exhibit
          m9 to Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 24, 2000, File No.
          33-39242).

          (10) Amendment No. 9 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated April 30, 2001 (filed electronically as Exhibit
          m10 to Post-Effective Amendment No. 24 to the Registration Statement
          of American Century World Mutual Funds, Inc. on April 19, 2001, File
          No. 33-39242).

          (11) Amendment No. 10 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated December 3, 2001 (filed electronically as
          Exhibit m11 to Post-Effective Amendment No. 94 to the Registration
          Statement of American Century Mutual Funds, Inc. on December 13, 2001,
          File No. 2-14213).

          (12) Master Distribution and Individual Shareholder Services Plan of
          American Century Capital Portfolios, Inc., American Century Mutual
          Funds, Inc., American Century Strategic Asset Allocations, Inc. and
          American Century World Mutual Funds, Inc. (C Class), dated March 1,
          2001 (filed electronically as Exhibit m11 to Post-Effective Amendment
          No. 24 to the Registration Statement of American Century World Mutual
          Funds, Inc. on April 19, 2001, File No. 33-39242).

          (13) Amendment No. 1 to Master Distribution and Individual Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc. (C
          Class), dated April 30, 2001 (filed electronically as Exhibit m12 to
          Post-Effective Amendment No. 24 to the Registration Statement of
          American Century World Mutual Funds, Inc. on April 19, 2001, File No.
          33-39242).

          (14) Shareholder Services Plan of Twentieth Century Capital
          Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century
          Strategic Asset Allocations, Inc. and Twentieth Century World
          Investors, Inc. (Service Class), dated September 3, 1996 (filed electronically as Exhibit b15b to Post-Effective Amendment No. 9 to
          the Registration Statement of the Registrant on February 17, 1998,
          File No. 33-64872).

(n)       (1) Multiple Class Plan of American Century Capital Portfolios, Inc.,
          American Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc., dated
          March 1, 2001 (filed electronically as Exhibit n1 to Post-Effective
          Amendment No. 24 to the Registration Statement of American Century
          World Mutual Funds, Inc., on April 19, 2001, File No. 33-39242).

          (2) Amendment No. 1 to the Multiple Class Plan of American Century
          Capital Portfolios, Inc., American Century Mutual Funds, Inc.,
          American Century Strategic Asset Allocations, Inc. and American
          Century World Mutual Funds, Inc., dated April 30, 2001 (filed electronically as Exhibit n2 to Post-Effective Amendment No. 24 to the
          Registration Statement of American Century World Mutual Funds, Inc. on
          April 19, 2001, File No. 33-39242).

          (3) Amendment No. 2 to the Multiple Class Plan of American Century
          Capital Portfolios, Inc., American Century Mutual Funds, Inc.,
          American Century Strategic Asset Allocations, Inc. and American
          Century World Mutual Funds, Inc., dated December 3, 2001 (filed electronically as Exhibit n3 to Post-Effective Amendment No. 94 to the
          Registration Statement of American Century Mutual Funds, Inc., on
          December 13, 2001, File No. 2-14213).

(o)       Not applicable.

(p)       (1) American Century Code of Ethics (filed electronically as Exhibit p to Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on December
          29, 2000, File No. 2-82734).

          (2) Barclays Code of Ethics (filed electronically as Exhibit p2 to
          Post-Effective Amendment No. 30 to the Registration Statement of
          American Century Variable Portfolios, Inc. on April 12, 2001, File No.
          33-14567).

          (3) J.P. Morgan Investment Management, Inc. Code of Ethics (filed electronically as Exhibit p3 to Post-Effective Amendment No. 20 to the
          Registration Statement of the Registrant on April 20, 2001, File No.
          33-64872).

ITEM 24.  Persons Controlled by or Under Common Control with Registrant - None.

ITEM 25.  Indemnification.

     The Registrant is a Maryland corporation. Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article Eighth of the Registrant's Articles of Incorporation requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26. None

Item 27. Principal Underwriter.

I.   (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal         Positions and Offices               Positions and Offices
Business Address*           with Underwriter                     with Registrant
-------------------------------------------------------------------------------------

James E. Stowers, Jr.   Chairman and Director              Chairman and Director

James E. Stowers III    Co-Chairman and Director           Director

W. Gordon Snyder        President                               none

William M. Lyons        Chief Executive Officer,           President
                        Executive Vice President
                        and Director

Robert T. Jackson       Executive Vice President,          Executive Vice President
                        Chief Financial Officer            and Chief Financial Officer
                        and Chief Accounting Officer

Joseph Greene           Senior Vice President                    none

Brian Jeter             Senior Vice President                    none

Mark Killen             Senior Vice President                    none

Tom Kmak                Senior Vice President                    none

David C. Tucker         Senior Vice President              Senior Vice President
                        and General Counsel

Dave Larrabee           Senior Vice President                    none

Barry Mayhew            Senior Vice President                    none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

ITEM 28.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at 4500 Main Street, Kansas
City, Missouri 64111.

ITEM 29.  Management Services - Not applicable.

ITEM 30.  Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 22 and 1940
Act Amendment No. 22 to its Registration Statement pursuant to Rule 485(b)
promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Kansas City, State of Missouri on the 30th day of July, 2002.

                                    American Century Capital Portfolios, Inc.
                                                 (Registrant)

                                    By:  /*/William M. Lyons
                                         President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 22 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                                  Date
---------                   -----                                  ----

*William M. Lyons           President and                          July 30, 2002
William M. Lyons            Principal Executive Officer

*Maryanne Roepke            Senior Vice President,                 July 30, 2002
Maryanne Roepke             Treasurer and Chief Accounting Officer

*James E. Stowers, Jr.      Chairman of the Board and              July 30, 2002
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                               July 30, 2002
James E. Stowers III

*Thomas A. Brown            Director                               July 30, 2002
Thomas A. Brown

*Andrea C. Hall, Ph.D.      Director                               July 30, 2002
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock           Director                               July 30, 2002
D. D. (Del) Hock

*Donald H. Pratt            Director                               July 30, 2002
Donald H. Pratt

*Gale E. Sayers             Director                               July 30, 2002
Gale E. Sayers

*M. Jeannine Strandjord     Director                               July 30, 2002
M. Jeannine Strandjord

*Timothy S. Webster         Director                               July 30, 2002
Timothy S. Webster

*By /s/Janet A. Nash
    Janet A. Nash
    Attorney-in-Fact